SEC. File Nos. 333-163115

811-22349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 28

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 31

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of principal executive offices)

Registrant's telephone number, including area code:

(213) 486-9200

COURTNEY R. TAYLOR, Secretary

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2022, pursuant to paragraph (b) of Rule 485.

Private Client Services FundsSM Prospectus January 1, 2022

Ticker

Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX

Table of contents

Summaries:

Capital Group Core Municipal Fund 1

Capital Group Short-Term Municipal Fund 4

Capital Group California Core Municipal Fund 7

Capital Group California Short-Term Municipal Fund 10

Capital Group Core Bond Fund 13

Investment objective, strategies and risks 16

Management and organization 23

Purchase, exchange and sale of shares 25

How to sell shares 26

Distributions and taxes 28

Fund expenses 28

Financial highlights 29

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Capital Group Core Municipal Fund

Investment objective The fund seeks to provide current income exempt from federal income tax while preserving your investment.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.03
Total annual fund operating expenses	0.28

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$29	$90	$157	$356

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objective by investing primarily in municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     Capital Group Private Client Services Funds / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus     2

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short- Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2020:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/13/2010	4.71%	2.78%	2.91%	2.83%
− After taxes on distributions		4.37	2.69	2.87	2.78
− After taxes on distributions and sale of fund shares		3.60	2.57	2.71	2.64

Indexes	1 year	5 years	10 years	Lifetime
Bloomberg Municipal Short–Intermediate1–10 Years Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	3.97%	2.74%	2.95%	2.95%
Lipper Short-Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.46	2.15	2.32	2.28
The fund’s annualized 30-day yield at October 31, 2021: 0.56% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Aaron Applebaum Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Mark Marinella Senior Vice President	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell (redeem) shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

3     Capital Group Private Client Services Funds / Prospectus

Capital Group Short-Term Municipal Fund

Investment objectives The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.06
Total annual fund operating expenses	0.31
Expense reimbursement*	0.01
Total annual fund operating expenses after expense reimbursement	0.30

* The investment adviser is currently reimbursing a portion of other expenses so that other expenses do not exceed .05%. This reimbursement will be in effect through at least January 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$31	$99	$173	$392

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objectives by investing primarily in municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Private Client Services Funds / Prospectus     4

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     Capital Group Private Client Services Funds / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2020:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/13/2010	3.49%	2.06%	1.77%	1.75%
− After taxes on distributions		3.39	2.04	1.75	1.72
− After taxes on distributions and sale of fund shares		2.58	1.92	1.68	1.65

Indexes	1 year	5 years	10 years	Lifetime
Bloomberg Municipal Short 1–5 Years Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	2.83%	1.98%	1.87%	1.88%
Lipper Short Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	1.81	1.43	1.30	1.25
The fund’s annualized 30-day yield at October 31, 2021: 0.33% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Aaron Applebaum Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Mark Marinella Senior Vice President	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell (redeem) shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus     6

Capital Group California Core Municipal Fund

Investment objective The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.02
Total annual fund operating expenses	0.27

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$28	$87	$152	$343

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

7     Capital Group Private Client Services Funds / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Private Client Services Funds / Prospectus     8

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Short-Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2020:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/13/2010	3.81%	2.59%	2.99%	2.82%
− After taxes on distributions		3.57	2.52	2.95	2.78
− After taxes on distributions and sale of fund shares		3.00	2.40	2.76	2.62

Indexes	1 year	5 years	10 years	Lifetime
Bloomberg California Short-Intermediate Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	3.82%	2.53%	3.00%	3.00%
Lipper California Short-Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	2.32	1.85	2.12	1.99
The fund’s annualized 30-day yield at October 31, 2021: 0.42% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Research and Management CompanySM

Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella Senior Vice President	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell (redeem) shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

9     Capital Group Private Client Services Funds / Prospectus

Capital Group California Short-Term Municipal Fund

Investment objectives The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04
Total annual fund operating expenses	0.29

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$30	$93	$163	$368

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Private Client Services Funds / Prospectus     10

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

11     Capital Group Private Client Services Funds / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2020:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/13/2010	2.33%	1.59%	1.50%	1.45%
− After taxes on distributions		2.24	1.56	1.49	1.43
− After taxes on distributions and sale of fund shares		1.88	1.49	1.40	1.36

Indexes	1 year	5 years	10 years	Lifetime
Bloomberg California Short Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	2.65%	1.77%	1.82%	1.83%
Lipper Short Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	1.81	1.43	1.30	1.25
The fund’s annualized 30-day yield at October 31, 2021: 0.15% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Research and Management CompanySM

Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella Senior Vice President	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell (redeem) shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus     12

Capital Group Core Bond Fund

Investment objective The fund’s investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.03
Total annual fund operating expenses	0.28

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$29	$90	$157	$356

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 217% of the average value of its portfolio.

Principal investment strategies The fund primarily invests in debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities), which may be represented by derivatives. The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

13     Capital Group Private Client Services Funds / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Capital Group Private Client Services Funds / Prospectus     14

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2020:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/13/2010	7.08%	3.40%	2.78%	2.90%
− After taxes on distributions		5.51	2.38	1.87	1.97
− After taxes on distributions and sale of fund shares		4.39	2.19	1.78	1.87

Indexes	1 year	5 years	10 years	Lifetime
Bloomberg Intermediate A+ U.S. Government/Credit Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	6.15%	3.23%	2.80%	2.97%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	5.11	2.97	2.54	2.70
The fund’s annualized 30-day yield at October 31, 2021: 0.66% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Research and Management CompanySM

Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	12 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell (redeem) shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

15     Capital Group Private Client Services Funds / Prospectus

Investment objectives, strategies and risks Except where the context indicates otherwise, all references herein to the “fund” apply to each of the Capital Group Private Client Services Funds.

Capital Group Core Municipal Fund The fund seeks to provide current income exempt from federal income tax while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by investing primarily in municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Capital Group Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objectives by investing primarily in municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Capital Group Private Client Services Funds / Prospectus     16

Capital Group California Core Municipal Fund The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Capital Group California Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

17     Capital Group Private Client Services Funds / Prospectus

Capital Group Core Bond Fund The fund’s investment objective is to provide you with current income while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund primarily invests in debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities), which may be represented by other instruments, including derivatives. The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating category by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Capital Group Private Client Services Funds / Prospectus     18

Applicable to all funds Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in other funds managed by the investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

19     Capital Group Private Client Services Funds / Prospectus

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Capital Group Core Municipal Fund
Capital Group California Core Municipal Fund
Capital Group Core Bond Fund

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Capital Group Core Bond Fund

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Capital Group Private Client Services Funds / Prospectus     20

The following are additional risks associated with investing in the funds.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder transactions risk — The fund may experience adverse effects when large shareholders purchase or redeem large amounts of shares of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Capital Group Core Bond Fund

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

21     Capital Group Private Client Services Funds / Prospectus

In addition to the principal investment strategies described above, the funds have other investment practices that are described in the statement of additional information, which includes a description of other risks related to the funds’ principal investment strategies and other investment practices. Each fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with various broad measures of market results.

The Bloomberg Municipal Short-Intermediate 1-10 Years Index is a market-value-weighted index that includes investment grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short-Intermediate Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Bloomberg Municipal Short 1–5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Bloomberg California Short-Intermediate Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper California Short-Intermediate Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California, with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Bloomberg California Short Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California and with maturities of one to five years. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Bloomberg Intermediate A+ U.S. Government/Credit Index is a market-value-weighted index that tracks the total return of fixed-rate, publicly placed, dollar denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. The Lipper Short-Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for each fund is available at capitalgrouppcsfunds.com. A description of the funds’ policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Capital Group Private Client Services Funds / Prospectus     22

Management and organization

Investment adviser On July 1, 2019, the investment adviser of the funds changed from Capital Guardian Trust Company (“CGTC”) to Capital Research and Management Company (“CRMC”), an affiliate of CGTC. Accordingly, CRMC has assumed CGTC’s duties and obligations as investment adviser. Importantly, there has not been a change in the actual control or management of the funds’ investment adviser, and this change did not require shareholder approval.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds.

The management fees for each fund are based on the daily net assets of the fund. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund.”

A more detailed description of the Investment Advisory and Service Agreement between the funds and the investment adviser is included in the funds’ statement of additional information, and a discussion regarding the basis for approval by the funds’ board of trustees is contained in the funds’ semi-annual report to shareholders for the period ended April 30, 2021.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. Each fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

23     Capital Group Private Client Services Funds / Prospectus

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. Notwithstanding the Capital System, certain of the funds are currently managed by one portfolio manager.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the portfolio managers of the funds are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Aaron Applebaum	Investment professional for 21 years in total; 14 years with Capital Research and Management Company or affiliate		Serves as a fixed income portfolio manager
Capital Group Core Municipal Fund		5 years
Capital Group Short-Term Municipal Fund		5 years
Mark Marinella	Investment professional for 36 years in total; 9 years with Capital Research and Management Company or affiliate		Serves as a fixed income portfolio manager
Capital Group Core Municipal Fund		5 years
Capital Group Short-Term Municipal Fund		5 years
Capital Group California Core Municipal Fund		5 years
Capital Group California Short-Term Municipal Fund		5 years
John R. Queen	Investment professional for 32 years in total; 20 years with Capital Research and Management Company or affiliate		Serves as a fixed income portfolio manager
Capital Group Core Bond Fund		12 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Capital Group Private Client Services Funds / Prospectus     24

Purchase, exchange and sale of shares

Each of the municipal bond funds reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are qualified for sale only in California and other jurisdictions that do not require qualification.

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares The net asset value of the fund is the value of a single share of the fund. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

Purchase of shares Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, Inc. (“CGPCS”). CGPCS receives an annual fee based on a percentage of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides. Certain investors who are not clients of CGPCS may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their CGPCS investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to purchase shares.

Investors may be eligible to purchase shares of the fund with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the fund.

Purchase minimums and maximums The purchase minimums described in this prospectus may be waived in certain cases.

Exchange Generally, you may exchange your shares for shares of another fund in the Capital Group Private Client Services Funds or for shares of Capital Group U.S. Equity Fund. Investors who wish to exchange shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to exchange shares.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

25     Capital Group Private Client Services Funds / Prospectus

How to sell shares

Investors who wish to sell (redeem) shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to sell (redeem) shares.

A signature guarantee is required if the redemption is:

· more than $125,000;

· made payable to someone other than the registered shareholder(s); or

· sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

The signature guarantee requirement may be waived if Capital Group Private Client Services determines it is appropriate. In addition to the situations described above, Capital Group Private Client Services and/or the fund’s transfer agent reserve the right to require a signature guarantee(s) in other instances based on the circumstances relative to the particular situation. Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

For all accounts, checks must be made payable to the registered shareholder and must be mailed to an address of record that has been used with the account for at least 10 days, unless you obtain a signature guarantee for the redemption.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring fund portfolios and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

While payment of redemptions normally will be in cash, the fund’s agreement and declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the fund under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Capital Group Private Client Services Funds / Prospectus     26

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors have determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations; and

· systematic redemptions and purchases.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the fund.

27     Capital Group Private Client Services Funds / Prospectus

Distributions and taxes

Dividends and distributions Each fund declares monthly dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the fund or other Capital Group Private Client Services Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, a fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund anticipate that the federally exempt interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Capital Group Core Bond Fund

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement account do not result in federal or state income tax at the time of reinvestment.

Applicable to all funds

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information.

Fund expenses In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables for the funds include custodial, legal, transfer agent and various other expenses.

Capital Group Private Client Services Funds / Prospectus     28

Financial highlights The Financial Highlights tables are intended to help you understand each fund’s results for the period shown. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain reimbursements from the funds‘ investment adviser. For more information about these reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table for the fiscal years ended October 31, 2018, 2019, 2020 and 2021, has been audited by PricewaterhouseCoopers LLP, whose current report, along with each fund’s financial statements, is included in the statement of additional information, which is available upon request.  The information in the Financial Highlights table for the fiscal year ended October 31, 2017, has been audited by other auditors.

Income (loss) from investment operations[1]	Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse-ments[3]	Ratio of expenses to average net assets after reimburse-ments[2,3]	Ratio of net income to average net assets[2]
Capital Group Core Municipal Fund
10/31/2021	$10.76	$.13	$(.02)	$.11	$(.13)	$(.12)	$(.25)	$10.62	.99%	$785.28%	.28%	1.20%
10/31/2020	10.55	.18	.22	.40	(.18)	(.01)	(.19)	10.76	3.87	652.28	.28	1.70
10/31/2019	10.15	.22	.40	.62	(.22)	—	(.22)	10.55	6.15	584.28	.28	2.11
10/31/2018	10.41	.21	(.26)	(.05)	(.19)	(.02)	(.21)	10.15	(.32)	474.27	.27	2.04
10/31/2017	10.48	.21	(.07)	.14	(.21)	—	[4]	(.21)	10.41	1.39	442.35	.34	2.02
Capital Group Short-Term Municipal Fund
10/31/2021	$10.33	$.09	$(.04)	$.05	$(.09)	$(.03)	$(.12)	$10.26	.43%	$203.31%	.30%	.87%
10/31/2020	10.15	.14	.18	.32	(.14)	—	(.14)	10.33	3.16	208.32	.30	1.36
10/31/2019	9.93	.19	.22	.41	(.19)	—	(.19)	10.15	4.19	127.35	.30	1.92
10/31/2018	10.09	.17	(.18)	(.01)	(.15)	—	(.15)	9.93	.05	138.32	.30	1.67
10/31/2017	10.11	.14	(.02)	.12	(.14)	—	[4]	(.14)	10.09	1.26	150.41	.35	1.42
Capital Group California Core Municipal Fund
10/31/2021	$10.90	$.13	$(.08)	$.05	$(.11)	$(.09)	$(.20)	$10.75	.53%	$664.27%	.27%	1.17%
10/31/2020	10.73	.17	.18	.35	(.17)	(.01)	(.18)	10.90	3.29	627.28	.28	1.55
10/31/2019	10.34	.20	.40	.60	(.20)	(.01)	(.21)	10.73	5.84	557.28	.28	1.89
10/31/2018	10.57	.19	(.23)	(.04)	(.18)	(.01)	(.19)	10.34	(.27)	452.27	.27	1.85
10/31/2017	10.69	.20	(.11)	.09	(.20)	(.01)	(.21)	10.57	.84	388.35	.34	1.88
Capital Group California Short-Term Municipal Fund
10/31/2021	$10.39	$.08	$(.07)	$.01	$(.08)	$(.03)	$(.11)	$10.29	.12%	$182.29%	.29%	.76%
10/31/2020	10.28	.12	.11	.23	(.12)	—	(.12)	10.39	2.26	199.30	.30	1.16
10/31/2019	10.06	.15	.22	.37	(.15)	—	(.15)	10.28	3.55	164.32	.30	1.46
10/31/2018	10.21	.13	(.15)	(.02)	(.12)	(.01)	(.13)	10.06	(.07)	129.31	.30	1.28
10/31/2017	10.23	.11	(.02)	.09	(.11)	—	[4]	(.11)	10.21	.97	120.42	.35	1.11
Capital Group Core Bond Fund
10/31/2021	$10.70	$.14	$(.20)	$(.06)	$(.15)	$(.25)	$(.40)	$10.24	(.60)%	$640.28%	.28%	1.36%
10/31/2020	10.31	.18	.46	.64	(.19)	(.06)	(.25)	10.70	6.28	564.28	.28	1.73
10/31/2019	9.82	.23	.48	.71	(.22)	—	(.22)	10.31	7.33	477.28	.28	2.24
10/31/2018	10.14	.21	(.34)	(.13)	(.19)	—	(.19)	9.82	(1.14)	446.28	.28	2.08
10/31/2017	10.31	.16	(.12)	.04	(.16)	(.05)	(.21)	10.14	.41	416.35	.34	1.58

29     Capital Group Private Client Services Funds / Prospectus

	Year ended October 31,
Portfolio turnover rate for all share classes, excluding mortgage dollar roll transactions[5]	2021	2020	2019	2018	2017
Capital Group Core Bond Fund	48%	80%	114%	41%	52%

	Year ended October 31,
Portfolio turnover rate for all share classes, including mortgage dollar roll transactions[5]	2021	2020	2019	2018	2017
Capital Group Core Municipal Fund	48%	62%	38%	55%	47%
Capital Group Short-Term Municipal Fund	51	58	50	70	42
Capital Group California Core Municipal Fund	38	37	22	69	27
Capital Group California Short-Term Municipal Fund	43	42	39	65	36
Capital Group Core Bond Fund	217	158	151	110	95

1 Based on average shares outstanding.

2 This column reflects the impact, if any, of miscellaneous fee reimbursements by Capital Research and Management Company.

3 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

4 Amount less than $.01.

5 Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

Capital Group Private Client Services Funds / Prospectus     30

More information about the funds
For shareholder services	American Funds Service Company (800) 421-4996
Telephone calls you have with shareholder services may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to shareholder services on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

For a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report, or to request other information about the fund or make shareholder inquiries, please visit capitalgrouppcsfunds.com, call (800) 421-4996 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-380-0122P Printed in USA CGD/AFD/10210 Litho in USA CGD/AFD/10210 Investment Company File No. 811-22349

Capital Group Private Client Services FundsSM

Part B
Statement of Additional Information

January 1, 2022

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund (collectively the “Municipal Bond Funds”) and Capital Group Core Bond Fund (the “Core Bond Fund”) (each of the Municipal Bond Funds and the Core Bond Fund a “fund” and collectively the “funds”) dated January 1, 2022. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your Capital Group Private Client Services® investment counselor, by calling American Funds Service Company® at (800) 421-4996 or by writing to the fund at the following address:

Capital Group Private Client Services Funds
Attention: Secretary

6455 Irvine Center Drive

Irvine, California 92618

Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	5
Fund policies	33
Management of the fund	35
Execution of portfolio transactions	53
Disclosure of portfolio holdings	57
Price of shares	59
Taxes and distributions	62
Purchase and exchange of shares	66
Selling shares	67
General information	69
Appendix	73

Schedule of investments
Financial statements

Capital Group Private Client Services Funds — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Capital Group Core Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Short-Term Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

Capital Group Private Client Services Funds — Page 2

Capital Group California Core Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group California Short-Term Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

Capital Group Core Bond Fund

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities), which may be represented by other investment instruments, including derivatives.

· The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.

· The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

· The fund may invest only in securities of issuers domiciled outside the U.S. if they are U.S. dollar-denominated and are in the four highest rating categories.

Capital Group Private Client Services Funds — Page 3

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Municipal Bond Funds and Core Bond Fund

· In determining the quality rating of a particular bond, the fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If agency ratings of a bond differ, the bond will be considered to have received the highest of those ratings.

Municipal Bond Funds

· The funds may invest more than 25% of their assets in industrial development bonds.

* * * * * *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Group Private Client Services Funds — Page 4

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Applicable to all funds

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate

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depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly developing countries, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a

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rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund’s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees.

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The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. On March 5, 2021, the FCA and ICE Benchmark Administration, Limited (IBA), the administrator of LIBOR, announced that the publication of the one-week and two-month USD LIBOR maturities and non-USD LIBOR maturities will cease immediately after December 31, 2021, with the remaining USD LIBOR maturities ceasing immediately after June 30, 2023. As a result, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio.

Public and private sector industry initiatives have been underway to identify new or alternative reference rates to be used in place of LIBOR. In the US, the Alternative Reference Rates Committee (ARCC), a group of market participants convened to help ensure a successful transition away from USD LIBOR, has identified the Secured Overnight Financing Rate (“SOFR”), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as its preferred alternative rate. Working groups and regulators in other countries have suggested other alternative rates for their markets. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the fund’s investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the LIBOR cessation date. These “legacy contracts” will need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. Although there are ongoing efforts among certain government entities and other organizations to address these uncertainties, the ultimate effectiveness of such efforts is not yet known. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

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Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a portfolio accordingly, keeping in mind the fund’s objectives.

Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. The fund may take positions in futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives

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in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with currently applicable regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

In October 2020, the SEC adopted a new rule applicable to the fund’s use of derivatives. The new rule, among other things, generally requires a fund to adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on fund leverage risk based on value at risk, or “VaR”. However, subject to certain conditions, if a fund uses derivatives only in a limited manner, it may be deemed a limited derivatives user and would not be subject to the full requirements of the new rule. The SEC also eliminated the asset segregation and cover framework, described above, arising from prior SEC guidance for covering derivatives and certain financial instruments effective at the time that a fund complies with the new rule. Compliance with the new rule will be required beginning in August 2022. The implementation of these requirements may limit the ability of the fund to use derivatives as part of its investment strategy.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

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When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

Under current regulations, the fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

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The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swap agreements can be traded on an exchange and cleared through a central clearinghouse, traded bilaterally and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and credit default swap indices are traded on exchanges and cleared through central clearinghouses. Other forms of swap agreements, such as total return swaps, are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, uncleared swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for uncleared swaps than would otherwise be the case.

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The term of a swap can be days, months or years and, as a result, certain swaps may be less liquid than others. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swap agreements can take different forms. The fund may enter into the following types of swap agreements:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. Under current regulations, the fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (CDS) contract representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the

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contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDSI, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

Pursuant to current regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDSI agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDSI transactions in which the fund acts as protection buyer, the fund will segregate liquid assets with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDSI transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with

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debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such

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securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

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Indirect exposure to cryptocurrencies – Cryptocurrencies are currencies which exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers have begun to accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets or invest in cryptocurrencies, and the fund may invest in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading markets are unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, and technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. For the Municipal Bond Funds, cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (d) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (e) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (f) tax-exempt variable rate debt issued by municipal conduits for corporate obligors; and (g) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

For the Core Bond Fund, cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit,

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bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

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With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

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Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to digital information systems, networks or devices used directly or indirectly by the fund or its service providers through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity or may result in unauthorized release or other misuse of confidential information. These, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of another investment company managed by the investment adviser or its affiliates. The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. When investing in another investment company managed by the investment adviser or its affiliates, the

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fund bears its proportionate share of the expenses of any such investment company in which it invests but will not bear additional management fees through its investment in such investment company. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations.

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Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities (“territories and Commonwealth”), to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, negatively affect the value of the fund’s holdings in such obligations. Territories and Commonwealths face significant fiscal challenges, including persistent government deficits, underfunded retirement systems, sizable debt service obligations and a high unemployment rate. A restructuring of some or all of the debt or a decline in market prices of the territories’ and Commonwealths’ debt obligations, may affect the fund’s investment in these securities. If the economic situation in the territories and Commonwealths persists or worsens, the volatility, credit quality and performance of the fund could be adversely affected.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded/Escrowed to maturity bonds — From time to time, a municipality may refund a bond that it has already issued prior to, or in the case of escrowed to maturity bonds on, the original bond’s call or maturity date by issuing a second bond, the proceeds of which are typically used to purchase securities of the U.S. government (including its agencies and instrumentalities). The U.S. government securities are placed in an escrow account. The original bonds then become "pre-refunded" or "escrowed to maturity" and while the security is still tax-exempt, the proceeds of the escrow account act as collateral and the original bonds are considered high-quality in nature as a result. The principal and interest payments on the escrowed securities are then used to pay off the original bondholders on the call or maturity date. The escrow account securities do not guarantee the price movement of the bond before maturity. Investment in pre-refunded and escrowed to maturity bonds held by the fund may subject the fund to interest rate risk, market risk and credit risk. For purposes of diversification, pre-refunded and escrowed to maturity bonds will be treated as U.S. governmental issues.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio

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concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund’s board of trustees.

Concentration of investments — Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of Capital Group California Core Municipal Fund and Capital Group California Short–Term Municipal Fund, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Risk factors relating to California debt obligations — Because the fund invests in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely

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impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Capital Group Core Bond Fund

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

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Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued

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by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

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Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of

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inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic

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and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

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Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to

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jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”) may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain developing countries that audit U.S. reporting companies with operations in those countries. As a result, there is greater risk that financial records and information relating to an issuer’s operations in developing countries will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Remedies — Developing countries may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended October 31, 2021 and 2020, are as follows:

Fund	Fiscal year	Portfolio turnover rate[1]
Capital Group Core Municipal Fund	2021	48%
	2020	62
Capital Group Short-Term Municipal Fund	2021	51
	2020	58
Capital Group California Core Municipal Fund	2021	38
	2020	37
Capital Group California Short-Term Municipal Fund	2021	43
	2020	42
Capital Group Core Bond Fund[2]	2021	217
	2020	158

1 Increases (or decreases) in turnover were due to increased (or decreased) trading activity during the period.

2 The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal years ended October 31, 2021 and 2020, were 48% and 80%, respectively. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The Municipal Bond Funds will maintain their status as tax-exempt funds consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment (in accordance with applicable SEC or SEC staff guidance), such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 2, each of the Municipal Bond Funds will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Vanessa C. L. Chang, 1952 Chair of the Board (Independent and Non-Executive) (2015)	Former Director, EL & EL Investments (real estate)	22	Edison International/ Southern California Edison; Transocean Ltd. (offshore drilling contractor) Former director of Sykes Enterprises (outsourced customer engagement service provider) (until 2021)

· Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

· Senior management experience, investment banking

· Former partner, public accounting firm

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Former member of the Governing Council of the Independent Directors Council

· CPA (inactive)

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
James G. Ellis, 1947 Trustee (2019)	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Jennifer C. Feikin, 1968 Trustee (2019)	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California; former Director, First Descents	15	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD
Pablo R. González Guajardo, 1967 Trustee (2019)	CEO, Kimberly-Clark de México, SAB de CV	22

América Móvil, SAB de CV (telecommunications company); Grupo Lala, SAB de CV (dairy company); Grupo Sanborns, SAB de CV (retail stores and restaurants); Kimberly-Clark de México, SAB de CV (consumer staples)

				· Service as a chief executive officer · Senior corporate management experience · Corporate board experience · Service on advisory and trustee boards for nonprofit organizations · MBA

Capital Group Private Client Services Funds — Page 37

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Leslie Stone Heisz, 1961 Trustee (2019)	Former Managing Director, Lazard (retired, 2010); Director, Edwards Lifesciences; Trustee, Public Storage; Director, Kaiser Permanente (California public benefit corporation)	15	None

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

William D. Jones, 1955 Trustee (2019)	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provided commercial asset management services)	23	Biogen Inc.; Sempra Energy

· Senior investment and management experience, real estate

· Corporate board experience

· Service as director, Federal Reserve Boards of San Francisco and Los Angeles

· Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

· MBA

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Interested trustees5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role also permits them to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years
John S. Armour, 1957 President and Trustee (2013)	President – Capital Group Private Client Services, Inc.*	9	None

Other officers6

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund

Michael Stockton, 1967 Executive Vice President (2021)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company

Aaron Applebaum, 1979 Senior Vice President (2017)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Mark Marinella, 1958 Senior Vice President (2016)	Partner – Capital Fixed Income Investors, Capital Research and Management Company

John R. Queen, 1965 Senior Vice President (2009)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President – Capital Group Private Client Services, Inc.*

Timothy W. McHale, 1978 Vice President (2009)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Secretary, American Funds Distributors, Inc.*
Courtney R. Taylor, 1975 Secretary (2009)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2014)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2012)	Associate – Fund Business Management Group, Capital Research and Management Company

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Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Sandra Chuon, 1972 Assistant Treasurer (2019)	Assistant Vice President – Investment Operations, Capital Research and Management Company
Kyle J. Ilsley, 1980 Assistant Treasurer (2020)	Assistant Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 "Fund complex" consists of the funds, Capital Group U.S. Equity Fund and Emerging Markets Growth Fund, Inc.SM and funds in the American Funds family of funds, all of which are managed by the investment adviser or its affiliates.

4 This includes all directorships/trusteeships (other than those in the fund or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6 All of the trustees and/or officers listed are officers of one or more of the other funds for which Capital Research and Management Company or an affiliate serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2020:

Name	Dollar range of fund shares owned[1]	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund

Independent trustees

Vanessa C. L. Chang	Over $100,000	Over $100,000
James G. Ellis	None	Over $100,000

Jennifer C. Feikin	None	$10,001-$50,000
Pablo R. González Guajardo	None	Over $100,000

Leslie Stone Heisz	Over $100,000	Over $100,000

William D. Jones	None	Over $100,000

Name	Dollar range of fund shares owned[1]	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund

Interested trustees[2]

John S. Armour	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

2 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

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Trustee compensation — No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The series pays each independent trustee an annual retainer fee.

Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser or its affiliates. The fund and the other funds served by each independent trustee each pay a portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. The series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended October 31, 2021:

Name	Aggregate compensation from the series	Total compensation from all funds managed by Capital Research and Management Company or its affiliates
Joseph C. Berenato (Retired December 31, 2021)	$27,779	$442,625
Vanessa C. L. Chang	28,225	404,250
James G. Ellis	27,338	489,250
Jennifer C. Feikin	28,769	80,875
Pablo R. González Guajardo	27,626	379,000
Leslie Stone Heisz	28,986	81,500
William D. Jones	26,719	460,625

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Series organization and the board of trustees — The series, an open-end, diversified management investment company, was organized as a Delaware statutory trust on October 22, 2009. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the series' board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The series has five funds and one class of shares. Fund shares have pro rata rights as to voting, redemption, dividends and liquidation. In addition, the trustees have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the series will hold a meeting at which any member of the board could be removed by a majority vote.

The series’ declaration of trust and by-laws that the trust has entered into provide in effect that, subject to certain conditions, the series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for series management and counsel to the independent trustees and the series.

Risk oversight — Day-to-day management of the series, including risk management, is the responsibility of the series’ contractual service providers, including the series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the series’ operations, including the processes and associated risks relating to the series’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the series’ investments and trading. The board also receives compliance reports from the series’ and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the series’ board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, also explore risk management procedures in particular areas and then report back to the full board. For example, the series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

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Not all risks that may affect the series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The series has an audit committee comprised of all of its independent board members. The committee provides oversight regarding the series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the series’ principal service providers. The committee acts as a liaison between the series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2021 fiscal year.

The series has a contracts committee comprised of all of the independent trustees. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Shareholder Services Agreement, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2021 fiscal year.

The series has a nominating and governance committee comprised of all its independent board members. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the series, addressed to the series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2021 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, and other funds managed by the investment adviser or its affiliates. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The Boards of the funds and the American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each fund and American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided

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there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with Capital Group, or (c) a company with a director of the fund or an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without

Capital Group Private Client Services Funds — Page 45

charge, upon request by calling American Funds Service Company at (800) 421-4225, and (b) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the fund and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2021. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Fund	Ownership	Ownership percentage
Capital Group Private Client Services Omnibus Account #1 Irvine, CA	Capital Group Core Municipal Fund	Record	84.56%
Capital Group Private Client Services Omnibus Account #2 Irvine, CA	Capital Group Core Municipal Fund	Record	14.84
Capital Group Private Client Services Omnibus Account #3 Irvine, CA	Capital Group Short-Term Municipal Fund	Record	90.52
Capital Group Private Client Services Omnibus Account #4 Irvine, CA	Capital Group Short-Term Municipal Fund	Record	6.93
Capital Group Private Client Services Omnibus Account #5 Irvine, CA	Capital Group California Core Municipal Fund	Record	82.66
Capital Group Private Client Services Omnibus Account #6 Irvine, CA	Capital Group California Core Municipal Fund	Record	17.02
Capital Group Private Client Services Omnibus Account #7 Irvine, CA	Capital Group California Short-Term Municipal Fund	Record	76.61
Capital Group Private Client Services Omnibus Account #8 Irvine, CA	Capital Group California Short-Term Municipal Fund	Record	18.93
Capital Group Private Client Services Omnibus Account #9 Irvine, CA	Capital Group Core Bond Fund	Record	83.02
Capital Group Private Client Services Omnibus Account #10 Irvine, CA	Capital Group Core Bond Fund	Record	10.07

As of December 1, 2021, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the funds and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

On July 1, 2019, the investment adviser of the funds changed from Capital Guardian Trust Company (“CGTC”) to Capital Research and Management Company (“CRMC”), an affiliate of CGTC. Accordingly, CRMC has assumed CGTC’s duties and obligations as investment adviser. Importantly, there has not been a change in the actual control or management of the fund’s investment adviser, and this change did not require shareholder approval.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, a portion of a fund's portfolio may include the investment decisions of Capital Research and Management Company’s investment analysts. Notwithstanding this system, certain of the funds are currently managed by one portfolio manager.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

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Capital Group Core Municipal Fund – Bloomberg Municipal Short-Intermediate 1-10 Years Index; and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Short-Term Municipal Fund – Bloomberg Municipal Short 1-5 Years Index; and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group California Core Municipal Fund – Bloomberg California Short-Intermediate Municipal Index; and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group California Short-Term Municipal Fund – Bloomberg California Short Municipal Index; and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund; and

Capital Group Core Bond Fund – Bloomberg Intermediate A+ U.S. Government/Credit Index; and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of October 31, 2021:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Capital Group Core Municipal Fund
Aaron Applebaum	$10,001 – $50,000	3	$9.7	None		1	$1.65
Mark Marinella	$10,001 – $50,000	6	$13.8	None		473	$4.62
Capital Group Short-Term Municipal Fund
Aaron Applebaum	$100,001 – $500,000	3	$10.3	None		1	$1.65
Mark Marinella	$0 – $10,000	6	$14.4	None		473	$4.62
Capital Group California Core Municipal Fund
Mark Marinella	$100,001 – $500,000	6	$13.9	None		473	$4.62
Capital Group California Short-Term Municipal Fund
Mark Marinella	$0 – $10,000	6	$14.4	None		473	$4.62
Capital Group Core Bond Fund
John R. Queen	$100,001 – $500,000	21	$498.0	3	$2.89	100	$0.58

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) , PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the series and the investment adviser will continue in effect until July 31, 2022, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable fund in the series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the series for its acts or omissions in the performance of its obligations to the series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the series’ executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the series’ offices.

The series will pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance and redemption of fund shares (including registration and qualification fees and expenses); legal, accounting and auditing expenses; compensation, fees and expenses paid to independent trustees (including legal counsel fees); association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

The investment adviser is currently reimbursing a portion of the expenses for Capital Group Short-Term Municipal Fund. This reimbursement will be in effect through at least January 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For the fiscal years ended October 31, 2021, 2020 and 2019, the total expenses reimbursed by the investment adviser were as follows:

Capital Group Short-Term Municipal Fund	2021 2020 2019	$11,000 36,000 67,000

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Under the Agreement, the investment adviser receives a management fee based on the following annualized rates:

Fund	Rate
Capital Group Core Municipal Fund	0.250%
Capital Group Short-Term Municipal Fund	0.250
Capital Group California Core Municipal Fund	0.250
Capital Group California Short-Term Municipal Fund	0.250
Capital Group Core Bond Fund	0.250

Management fees are paid monthly and accrued daily based on the average net assets of each fund.

For the fiscal years ended October 31, 2021, 2020 and 2018, the investment adviser earned from the funds the following management fees:

Capital Group Core Municipal Fund	2021	$1,808,000
	2020	1,534,000
	2018	1,331,000
Capital Group Short Term Municipal Fund	2021	501,000
	2020	425,000
	2018	334,000
Capital Group California Core Municipal Fund	2021	1,597,000
	2020	1,479,000
	2018	1,267,000
Capital Group California Short-Term Municipal Fund	2021	475,000
	2020	425,000
	2018	384,000
Capital Group Core Bond Fund	2021	1,502,000
	2020	1,300,000
	2018	1,167,000

Principal Underwriter — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of each fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter does not receive any compensation related to the sale of shares of the fund.

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended October 31, 2021, 2020 and 2019.

The series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the series the largest amount of brokerage commissions by participating, directly or indirectly, in the series’ portfolio transactions during the series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal

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in the largest dollar amount of portfolio transactions of the series during the series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the series during the series’ most recently completed fiscal year. At the end of the trust’s most recently completed fiscal year, the trust’s regular broker-dealers included Citigroup, Inc., Credit Suisse Group AG, Goldman Sachs Group, Inc., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC and Wells Fargo Securities, LLC. At the end of the series’ most recently completed fiscal year, the following funds held debt or equity securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Capital Group Core Bond Fund	Citigroup, Inc.	Debt	$ 2,255,000
	Credit Suisse Group AG	Debt	524,000
	Goldman Sachs Group, Inc.	Debt	6,486,000
	J.P. Morgan Securities LLC	Debt	4,070,000
	Morgan Stanley & Co. LLC	Debt	5,457,000
	Wells Fargo Securities, LLC	Debt	1,736,000

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds’ website (capitalgrouppcsfunds.com) no earlier than the 10th day after such calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, each fund’s list of top ten portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds’ website no earlier than the 10th day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds’ website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates and co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding), each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund, and other entities as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the funds’ website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund nor its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment adviser. In exercising its authority, the investment adviser determines whether disclosure of information about a fund's portfolio securities is

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appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds’ website (other than to certain service providers of the fund for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the funds that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of a fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or a fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the series or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the series after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers, other intermediaries or Capital Group Private Client Services investment counselors may have their own rules about share transactions and may have earlier cut-off times than those of the series. For more information about how to purchase through your intermediary, contact your intermediary directly. For more information about how to purchase through Capital Group Private Client Services investment counselors, contact your Capital Group Private Client Services investment counselor directly.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share

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are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair-valued as determined in good faith under fair value guidelines adopted by authority of the series’ board. Subject to board oversight, the series’ board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations

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that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as regulated investment companies, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intend to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with the calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders.

The fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and could increase the basis of their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain dividend generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any net realized long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

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Distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other Capital Group Private Client Services Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the Municipal Bond Funds is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the Municipal Bond Funds qualify to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest

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on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by a fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.
Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax

Capital Group Private Client Services Funds — Page 64

consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Capital Group Private Client Services Funds — Page 65

Purchase and exchange of shares

Shares of the fund are available to clients of Capital Group Private Client Services, Inc. ("CGPCS"), the series’ trustees and officers, and the fund’s portfolio managers. Shares may be made available to other individuals if the investment adviser determines it is appropriate. Clients of CGPCS may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates. As described in the fund’s prospectus, please contact your CGPCS investment counselor or the fund’s Transfer Agent to purchase or exchange shares.

Capital Group Private Client Services Funds — Page 66

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares, please contact your Capital Group Private Client Services investment counselor or the fund’s Transfer Agent.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Redemption of shares — The series’ declaration of trust permits the series to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the series may from time to time adopt.

While payment of redemptions normally will be in cash, the series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the transaction is identified as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the fund — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation

Capital Group Private Client Services Funds — Page 67

statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through certain retirement plans will be confirmed at least quarterly.

Capitalgroup.com — You may check your share balance and the price of your shares using capitalgroup.com.

Telephone purchases, redemptions and exchanges — By using the telephone purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

Capital Group Private Client Services Funds — Page 68

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by State Street Bank and Trust Company, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to sub-custodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111.

Transfer agent services — American Funds Service Company, an affiliate of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2021 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Capital Group Core Municipal Fund	$8,000
Capital Group Short-Term Municipal Fund	2,000
Capital Group California Core Municipal Fund	8,000
Capital Group California Short-Term Municipal Fund	2,000
Capital Group Core Bond Fund	7,000

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017-3874, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. PricewaterhouseCoopers LLP prepares tax returns for the fund. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726 serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually

Capital Group Private Client Services Funds — Page 69

with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4996. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgrouppcsfunds.com. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLC. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Codes of ethics — The series and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Capital Group Private Client Services Funds — Page 70

Other information — The trust reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Capital Group Core Municipal Fund

Determination of net asset value and redemption price — October 31, 2021

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.62

Capital Group Short-Term Municipal Fund

Determination of net asset value and redemption price — October 31, 2021

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.26

Capital Group California Core Municipal Fund

Determination of net asset value and redemption price — October 31, 2021

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.75

Capital Group California Short-Term Municipal Fund

Determination of net asset value and redemption price — October 31, 2021

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.29

Capital Group Core Bond Fund

Determination of net asset value and redemption price — October 31, 2021

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.24

Capital Group Private Client Services Funds — Page 71

Fund numbers — Here are the fund numbers for use when making share transactions:

Fund	Fund numbers
Capital Group Core Municipal FundSM ……...…..........................	40117
Capital Group Short-Term Municipal FundSM ……...…...............	40118
Capital Group California Core Municipal FundSM ……...............	40119
Capital Group California Short-Term Municipal FundSM …….....	40120
Capital Group Core Bond FundSM ……...……...……..................	40121
Capital Group U.S. Equity FundSM ……...……...……...……...…..	40124

Capital Group Private Client Services Funds — Page 72

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s Ratings Services.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Group Private Client Services Funds — Page 73

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Group Private Client Services Funds — Page 74

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Capital Group Private Client Services Funds — Page 75

Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Capital Group Private Client Services Funds — Page 76

Standard & Poor’s

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Capital Group Private Client Services Funds — Page 77

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Capital Group Private Client Services Funds — Page 78

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Group Private Client Services Funds — Page 79

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Private Client Services Funds — Page 80

Capital Group Core Municipal Fund

Investment portfolio October 31, 2021

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 82.13%	Principal amount (000)	Value (000)
Alabama 1.19%
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	$825	$940
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	2,050	2,092
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 2051 (put 2023)	1,000	1,217
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	104
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	473
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	421
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 2051 (put 2028)	1,440	1,682
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	1,985	2,377
		9,306

Alaska 0.31%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	865	942
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044	910	986
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	150	158
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2032 (preref. 2023)	230	253
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2033 (preref. 2023)	110	121
		2,460

Arizona 1.11%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2028	295	368
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2029	370	472
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2027	400	492
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2028	550	692
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2033	80	104
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.15% 2027	375	368
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)	1,500	1,526
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2029	1,000	1,266
Industrial Dev. Auth., Education Rev. Bonds (Greathearts Arizona Projects), Series 2021-A, 5.00% 2029	115	144
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2030	255	326
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2031	75	98
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,000	1,090
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2024 (preref. 2023)[1]	55	59

Private Client Services Funds	9

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2025 (preref. 2023)[1]	$45	$48
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	898
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	115	129
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 5.00% 2031	485	636
		8,716

Arkansas 0.08%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.60% 2044 (put 2022)[2]	600	600

California 4.01%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.95% 2045 (put 2023)[2]	2,205	2,221
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.50% 2056 (put 2026)[2]	425	430
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	195	192
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2023	75	77
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2024	85	89
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	2,415	2,903
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024	165	177
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 2024 (escrowed to maturity)	35	40
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023	105	108
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024	50	52
G.O. Bonds, Series 2020, 5.00% 2029	180	233
G.O. Bonds, Series 2021, 5.00% 2031	30	36
G.O. Bonds, Series 2021, 5.00% 2032	25	30
G.O. Bonds, Series 2021, 5.00% 2034	25	30
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023	1,265	1,374
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	1,000	1,268
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030	55	73
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,000	1,048
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	353
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035	739	852
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.25% 2037 (put 2022)[2]	1,000	1,001
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.75% 2050 (put 2026)[2]	340	345
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	290
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2024	85	96
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2026	60	69
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 4.00% 2022	75	75
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)	55	55
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	75	75
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2016-A, 5.00% 2023	50	54
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 5.00% 2032	955	1,287
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2024	860	965
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 2029	150	193
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2033	570	744
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	1,500	1,620
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,295

10	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2024	$45	$49
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2025	45	50
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2026	45	51
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2027	45	52
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2028	40	47
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028	655	807
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2030	1,000	1,291
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,192
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029	70	85
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,000	1,032
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	1,235	1,289
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 2030	230	304
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023	480	517
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2028	1,000	1,271
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2022	135	140
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2023	160	173
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2024	170	190
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023	65	70
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	20	22
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023	490	528
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)	280	280
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	125	125
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	135	141
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023 (preref. 2022)	80	85
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	65	65
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	500	501
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-B-1, 0.45% 2030	20	20
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2030	180	229
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	165	193
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	850	924
		31,473

Colorado 1.87%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	771
Certs. of Part., Series 2021-A, 5.00% 2028	495	628
Certs. of Part., Series 2021-A, 5.00% 2029	1,000	1,292
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2020-B, 5.00% 2021	75	75
City and County of Denver, Board of Water Commissioners, Water Rev. Bonds, Series 2021-A, 5.00% 2031	1,910	2,596
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2019-D, 5.00% 2031 (put 2022)	1,000	1,048
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[2]	285	286
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2023 (escrowed to maturity)	1,805	1,922
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,825	2,045
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	125	150

Private Client Services Funds	11

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	$590	$647
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050	905	985
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	1,250	1,367
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	70	87
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	40	50
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	150	189
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	35	45
Weld County School Dist. RE-5J, G.O. Bonds, Series 2021, 5.00% 2023	475	522
		14,705

Connecticut 0.87%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)	140	140
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2029	330	422
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 2030	450	559
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 2031	310	391
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 2037 (put 2024)	910	906
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	1,105	1,117
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	70	72
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	255	266
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	1,835	1,963
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	700	748
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	150	160
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	75	77
		6,821

Delaware 0.47%
G.O. Bonds, Series 2021, 5.00% 2029	1,220	1,562
G.O. Bonds, Series 2021, 5.00% 2031	945	1,260
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2022	290	297
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2023	200	213
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2024	300	333
		3,665

District of Columbia 0.55%
G.O. Bonds, Series 2015-A, 5.00% 2032	1,800	2,075
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2029	235	236
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 2032	750	970
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2033	215	278
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	736
		4,295

Florida 5.52%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 2022	20	20
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	510
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2033	130	143
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)	135	135
Capital Trust Agcy., Multi Family Housing Rev. Bonds (GMF - Stonybrook Apartments), Series 2012-A, 5.50% 2047 (preref. 2022)	540	552
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2030	1,000	1,278
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	170	175
County of Collier, Water-Sewer Dist., Water and Sewer Rev. Bonds, Series 2021, 5.00% 2030	655	861

12	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Collier, Water-Sewer Dist., Water and Sewer Rev. Bonds, Series 2021, 5.00% 2031	$1,070	$1,433
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	373
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	391
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	412
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023	120	129
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2021-B, 5.00% 2022	1,000	1,028
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2028	750	897
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022 (escrowed to maturity)	1,000	1,020
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	771
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,110	1,182
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,105	1,188
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	1,090	1,187
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	155	169
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 2052	735	795
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	45	46
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Valencia Park Apartments), Series 2021-A, FHA insured, 0.25% 2023 (put 2022)	630	629
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2022	600	626
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	500	600
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2026	340	408
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 2030	50	64
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2031	2,095	2,769
JEA, Electric System Rev. Bonds, Series 2021-A-3, 5.00% 2033	625	826
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2033	50	64
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2024	280	291
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2025	285	299
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2026	295	312
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2027	300	319
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2028	305	325
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.625% 2029	315	338
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	1,150	1,342
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, BAM insured, 5.00% 2026	780	873
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2026	760	851
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 2024 (put 2021)	510	510
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 2023 (put 2022)	420	420
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.45% 2027 (put 2021)	4,090	4,090
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2025 (preref. 2022)	25	26
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	163
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,000	1,200
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031	300	328
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Dunwoodie Place Apartments), Series 2021-A, 0.20% 2024 (put 2023)	200	200
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	2,000	2,000
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032 (preref. 2023)	1,020	1,099
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	340
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	185	201

Private Client Services Funds	13

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	$630	$674
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,065	1,114
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2022	340	342
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	562
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2020, 5.00% 2028	1,000	1,262
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2028	215	268
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2029	250	318
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2030	260	336
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2019-B, 5.00% 2028	1,000	1,260
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024	430	483
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	530	543
		43,370

Georgia 2.50%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2038 (put 2025)	885	907
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	285	285
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	600	632
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	685	702
City of Columbus, Dev. Auth., Multi Family Housing Rev. Bonds (Highland Terrace Phase II Project), Series 2021-B, 0.34% 2025 (put 2024)	425	424
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023	250	249
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)	140	140
G.O. Bonds, Series 2020-A, 5.00% 2023	160	173
G.O. Bonds, Series 2020-A, 5.00% 2029	1,875	2,434
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	225	232
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	160	167
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	405	431
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 0.885% 2048 (put 2023)[2]	155	156
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)	980	1,078
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	1,500	1,708
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 2052 (put 2028)	3,305	3,872
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	630	650
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2031	415	533
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2029	495	624
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2030	430	550
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2029	120	149
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2030	115	142
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2024	1,000	1,098
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2029	870	1,085
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2031	785	1,008
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Dallas Manor Apartments Project), Series 2021, 0.25% 2024 (put 2023)	120	120
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2030	80	102
		19,651

14	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Guam 0.06%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.25% 2024	$450	$482

Hawaii 0.17%
Airports System Rev. Bonds, Series 2018-D, 5.00% 2030	1,000	1,294

Idaho 0.13%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,033

Illinois 6.34%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	350	403
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	1,100	1,202
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	500	548
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	400	403
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	560	589
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 2024	65	72
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	504
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2014, 5.00% 2028	385	421
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	200	218
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,895	1,895
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023	200	218
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2028	355	438
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023	200	216
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2025	110	128
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2027	500	611
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2028	400	499
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 2030	1,000	1,119
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	143
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	141
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	500	600
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2027	590	668
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2029	1,000	1,281
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2033	280	361
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	290
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)	105	124
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	310	343
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.75% 2042 (put 2026)[2]	140	140
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	600	710
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	400	484
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	501
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	1,000	1,148
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	500	573
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2029	800	1,022
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2030	360	468
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025	270	316
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 2032	510	676
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 2033	365	482
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	770	895
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.70% 2040 (put 2023)	215	215
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	1,150	1,150
G.O. Bonds, Series 2017-A, 5.00% 2021	500	502
G.O. Bonds, Series 2016, 5.00% 2022	130	131

Private Client Services Funds	15

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
G.O. Bonds, Series 2014, 5.00% 2022	$110	$113
G.O. Bonds, Series 2017-D, 5.00% 2027	205	246
G.O. Bonds, Series 2020-B, 5.00% 2029	2,090	2,577
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	215	218
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026	40	40
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)	810	810
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.05% 2050 (put 2025)[2]	2,000	2,043
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	1,605	1,770
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 2051	1,665	1,798
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,493
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	225	262
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,160
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	620	665
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,095
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2027	1,000	1,201
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,110
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	1,180	1,346
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,448
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,283
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2029	440	555
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	500	549
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	740	844
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	635	784
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2025	135	155
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 2028	1,000	1,239
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	537
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	500	572
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		49,791

Indiana 1.41%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	140	147
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	1,165	1,247
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	515	523
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2022	750	759
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2028	575	715
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-2, 5.00% 2022	130	136
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-1, 5.00% 2023	275	300
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-2, 5.00% 2023	85	93
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-2, 5.00% 2027	335	413
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023	30	32
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023	80	86
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Justus Project), Series 2021, 0.33% 2024 (put 2023)	710	709
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	1,825	1,991
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	160	174
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2050	110	118
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	355	385
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2026	340	401
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2027	330	399
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2028	435	537

16	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2029	$265	$333
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2030	435	558
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)	1,030	1,030
		11,086

Iowa 0.35%
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-2, 2.875% 2049	15	15
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	835	929
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 2049	25	27
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)	1,000	1,183
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2031	320	420
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2033	135	175
		2,749

Kansas 0.15%
Turnpike Auth., Rev. Ref. Bonds, Series 2020-A, 3.00% 2025	950	1,040
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)	110	114
		1,154

Kentucky 0.97%
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2032	725	738
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2027	1,000	894
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 2024 (put 2024)	365	364
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	1,575	1,576
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	635	635
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 2039 (put 2029)	750	795
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	170	177
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	410	441
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	1,180	1,308
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	185	203
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 2031	270	346
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2022	135	138
		7,615

Louisiana 2.04%
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2022	85	88
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,496
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)	1,270	1,287
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	1,135	1,337
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 2043 (put 2023)	2,000	2,001
Grant Anticipation Rev. Bonds, Series 2021, 5.00% 2023	335	364
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Project), Series 2021, 0.35% 2024 (put 2023)	375	375
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)	215	214
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 2051	755	813

Private Client Services Funds	17

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2027	$1,000	$1,235
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 2030	105	106
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,547
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	905	923
Public Facs. Auth., Hospital Rev. Ref. Bonds (Lafayette General Health System Project), Series 2016-A, 5.00% 2041 (preref. 2025)	1,000	1,177
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,042
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 2037 (put 2024)	285	294
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	115	118
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	105	112
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	80	91
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	145	163
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	140	169
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	90	96
		16,048

Maine 0.05%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	355	376

Maryland 1.16%
Community Dev. Administration, Dept. of Housing and Community Dev., Multi Family Housing Dev. Rev. Bonds (Somerset Extension), Series 2019-H, 1.795% 2022	215	216
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	235	247
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	1,760	1,961
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2021, Series 2022-D-2, 4.00% 2029	585	694
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	565	606
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,510	1,628
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 2024	165	187
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020. 5.00% 2033	745	968
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 5.00% 2030	2,000	2,625
		9,132

Massachusetts 0.38%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	180	179
Dev. Fin. Agcy., Rev. Bonds (Williams College Issue), Series 2011-N, 0.45% 2041 (put 2025)	150	149
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2024	615	696
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.30% 2023	50	50
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.40% 2024	65	65
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025	55	55
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	165	169
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	310	322
Transportation Fund Rev. Ref. Bonds, Series 2021-A, 5.00% 2029	1,000	1,289
		2,974

Michigan 3.00%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	185	191
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	2,555	2,688
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022	40	40
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	250	289

18	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2026	$105	$124
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A, 5.00% 2028	1,000	1,242
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2029	205	260
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2032	500	645
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	615	632
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	653
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	500
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2012-C, 5.00% 2026 (preref. 2022)	400	411
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	1,000	1,001
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 1.50% 2022	1,210	1,211
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025	185	185
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	475	503
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	270	286
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	635	685
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	1,750	1,910
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	850	934
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050	970	1,055
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	2,130	2,302
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2023	300	318
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2030	700	886
County of Monroe, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Project), Series 1992-AA, National insured, 6.95% 2022	1,000	1,055
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 2030	1,630	1,598
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2031	575	770
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2032	860	1,147
		23,521

Minnesota 1.43%
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	535	534
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	260	275
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	670	708
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	545	583
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	385	414
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	305	329
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	1,665	1,829
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049	780	859
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	285	309
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 2051	535	576
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 2052	1,205	1,300
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)	300	300
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-C, 4.50% 2038 (put 2021)	1,000	1,001
Regents of the University of Minnesota, G.O. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	1,265	1,270
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	960	964
		11,251

Mississippi 0.49%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 2029 (put 2026)	1,460	1,436
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2023	850	924
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	580
Home Corp., Collateralized Multi Family Housing Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	230	229
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	645	700
		3,869

Private Client Services Funds	19

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri 0.84%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 5.00% 2052 (put 2028)	$2,360	$2,922
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,335	1,403
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	293	310
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	560	608
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	600	646
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	100	106
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2031	500	628
		6,623

Montana 0.06%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	120	126
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 2050	300	322
		448

Nebraska 0.70%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2032 (preref. 2022)	1,190	1,236
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	110	116
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	285	296
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	75	76
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	1,735	1,888
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	640	695
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	1,120	1,210
		5,532

Nevada 0.67%
Clark County School Dist., Limited Tax G.O. School Bonds, Series 2015-D, 5.00% 2022	500	514
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 2033	760	996
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2029	770	987
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)	1,355	1,378
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Rev. Ref. Bonds, Series 2017, 2.00% 2023	435	444
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	245	245
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	595	666
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	10	10
		5,240

New Hampshire 0.28%
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022 (escrowed to maturity)	575	579
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022 (escrowed to maturity)	320	322
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	516
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	646
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 2034	98	115
		2,178

20	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey 0.98%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	$200	$203
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 5.00% 2029	500	628
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023	2,025	2,045
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	200
Health Care Facs. Fncg. Auth., Rev. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2021-A, 5.00% 2033	375	494
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	340	379
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	205	229
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	1,185	1,215
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	500	534
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	225	276
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2028	750	938
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	240	283
Turnpike Auth., Turnpike Rev. Bonds, Series 2014-A, 5.00% 2028	230	257
		7,681

New Mexico 1.36%
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2027	400	490
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 2033	1,130	1,098
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 2040 (put 2023)	500	503
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)	2,615	2,642
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	800	870
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	135	148
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	2,350	2,587
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 2052	865	933
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 2052	260	281
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	960	1,101
		10,653

New York 7.69%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	439
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	200	203
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,247
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2030	2,000	2,597
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	1,500	1,839
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2030	605	784
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 2031	165	214
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2022	200	204
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	660	676
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 2023	705	708
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 2024	345	345
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	1,500	1,501
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 2025	275	275
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)	690	688
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)	380	379
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 2030	410	403
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 2031	195	193
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.807% 2033 (put 2023)[2]	1,000	1,003
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.807% 2033 (put 2023)[2]	840	843
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2023	375	409
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)	1,000	1,050
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.50% 2044 (put 2022)[2]	750	751
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	2,180	2,757

Private Client Services Funds	21

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2047 (preref. 2022)	$1,100	$1,155
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[2]	880	883
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.833% 2032 (put 2026)[2]	315	319
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	1,000	1,092
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2023	305	333
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	165	187
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2027	535	651
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,015	1,075
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	1,465	1,579
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	965	1,024
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	750	820
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2028	2,000	2,519
New York City G.O. Bonds, Series 2018-A, 5.00% 2028	565	693
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2030	2,350	3,066
New York City G.O. Bonds, Series 2018-E-1, 5.00% 2031	1,635	2,018
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2032	1,750	2,252
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2032	1,435	1,885
New York City G.O. Bonds, Series 2008-L-5, 5.00% 2032	100	131
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033	370	485
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	290	334
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2024	375	414
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	330
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022	160	160
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2016-C-2, 0.23% 2050 (put 2022)	190	190
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	325	326
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	275	276
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	700	701
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-2, 0.60% 2061 (put 2025)	835	830
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 2029	465	599
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022	35	36
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023	65	69
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 2024	1,025	1,166
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2030	355	467
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2031	760	993
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2031	195	261
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2032	910	1,208
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2032	110	143
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 5.00% 2034	1,390	1,825
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 2.00% 2022	150	151
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 4.00% 2023	140	147
Public Housing Capital Fund Rev. Trust I, Trust Certs., Series 2012, 4.50% 2022[3]	63	63
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025	225	238
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 2033	1,000	1,299
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2030	155	199
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2028	295	369
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2032	2,000	2,584
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2033	1,275	1,642
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025	130	143
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe LP Project), Series 2021, 0.28% 2024 (put 2023)	1,550	1,548
		60,386

22	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina 1.82%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	$1,130	$1,129
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	80	80
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	1,725	1,722
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 2049 (put 2031)	1,170	1,561
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-C, 5.00% 2050 (put 2028)	585	744
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	890	971
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	995	1,066
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	315	348
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)	405	405
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,705	1,746
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.455% 2041 (put 2022)[2]	1,480	1,482
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,091
County of Wake, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	1,190	1,214
County of Wake, Limited Obligation Bonds, Series 2021, 5.00% 2023	675	718
		14,277

North Dakota 0.46%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 2024	800	801
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 2030	280	358
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	965	1,023
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	210	219
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	305	327
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	230	247
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	170	186
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 2052	440	475
		3,636

Ohio 2.68%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2026 (put 2024)	200	199
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2026 (put 2025)	50	50
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 2028	680	845
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 2030	350	449
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2027	1,500	1,855
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2030	400	517
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	810	839
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2027	570	699
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	588
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2029	180	228
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2030	115	149
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,008
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)	200	200
G.O. Common Schools Rev. Ref. Bonds, Series 2021-B, 5.00% 2028	685	867
G.O. Conservation Projects Bonds, Series 2019-A, 2.00% 2022	65	65
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2030	190	247
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	439
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2029	1,000	1,269
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2030	280	362
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)	200	200
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 2024 (put 2023)	440	439

Private Client Services Funds	23

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	$305	$305
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)	655	654
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	320	344
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	620	687
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	620	680
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051	860	940
Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	1,095	1,127
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2028	700	891
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2029	300	389
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2030	75	97
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2044 (preref. 2024)	1,000	1,140
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,153
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 2033	85	106
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	115	122
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023	155	167
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 2029	130	166
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2032	455	590
		21,072

Oklahoma 0.20%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	595	642
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	750	752
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	120	156
		1,550

Oregon 0.91%
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2029	225	272
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2030	265	324
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	679
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051	2,095	2,274
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 2050	280	305
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)	460	459
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	175	175
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	685	732
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	400	423
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	135	146
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 2052	1,235	1,326
		7,115

Pennsylvania 2.76%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	400	406
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,033
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 5.00% 2026	500	595
County of Berks, G.O. Bonds, Series 2015, 4.00% 2027 (preref. 2023)	35	38
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.384% 2030 (put 2025)[2]	195	195

24	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.384% 2031 (put 2025)[2]	$265	$265
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.384% 2032 (put 2025)[2]	205	205
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)	150	164
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)	130	143
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.15% 2021	200	200
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 5.00% 2028	1,500	1,885
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2027 (preref. 2022)	500	514
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2042 (preref. 2022)	580	596
G.O. Bonds, Series 2011-1, 5.00% 2025 (preref. 2021)	700	701
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 0.65% 2049 (put 2024)[2]	455	458
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,005	1,073
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	1,000	1,072
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 2051	220	235
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	1,030	1,026
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)	330	329
County of Lehigh, General Purpose Auth., Rev. Bonds (The Good Shepherd Group), Series 2021-A, 4.00% 2023	95	102
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	350	360
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-C, 0.77% 2051 (put 2023)[2]	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	455
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2021	100	100
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2023	125	134
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.097% 2048 (put 2022)[2]	175	176
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2022	1,050	1,092
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	415	483
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2030	260	334
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2031	125	163
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2023	1,500	1,628
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,198
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	575	605
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	1,315	1,320
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	335	336
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2030	165	216
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2031	295	387
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2026 (preref. 2021)	1,000	1,004
		21,626

Rhode Island 0.30%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	538
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 2051	1,530	1,655
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 2040 (put 2023)	195	195
		2,388

South Carolina 1.18%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	515	515
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)	460	459
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2028	100	125
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2013, 5.00% 2043 (preref. 2023)	1,000	1,060
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	365	387

Private Client Services Funds	25

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	$95	$102
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	755	837
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	645	699
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	510	546
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	628
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	566
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	180	193
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2029	520	666
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2021	500	502
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	368
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2023	125	137
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	510	524
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028 (preref. 2022)	490	504
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	340	341
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	100	114
		9,273

South Dakota 1.04%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	550	575
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	830	878
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,175	1,263
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	1,440	1,593
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	315	344
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	2,255	2,433
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 2051	975	1,064
		8,150

Tennessee 0.66%
Town of Greeneville, Health and Educational Facs. Board, Multi Family Housing Rev. Bonds (People RD Portfolio Project), Series 2019, 1.45% 2022 (put 2021)	20	20
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	30	30
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	25	25
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	470	504
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	465	500
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	460	488
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 2050	110	120
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	450	493
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	835	913
City of Knoxville, Community Dev. Corp., Collateralized Multi Family Housing Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)	155	154
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	355	455
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2021-A, 5.00% 2030	145	189
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 2052 (put 2031)	1,000	1,291
		5,182

Texas 13.85%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)	65	65
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	795	842
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2025	600	689
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2027	225	274
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2025	620	711
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	968
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	454
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2026	400	476

26	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2028	$595	$741
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2029	235	298
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	1,900	2,273
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2027	1,000	1,225
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2029	510	650
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2030	485	629
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2028	650	808
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	540
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2027	460	529
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	301
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2028	475	546
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2029	395	451
Arlington Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2026	325	385
City of Arlington, Permanent Improvement Bonds, Series 2021-A, 5.00% 2030	140	183
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)	1,000	1,001
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2030	160	210
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	740	867
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2030	110	145
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2031	135	181
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	375	486
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,776
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	480	592
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	115	117
Burnet Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	215	280
County of Cameron, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)	205	205
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,000	1,217
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	1,080	1,081
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)	3,920	3,922
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	970	1,148
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	230	244
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2030	320	409
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2032	520	679
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,335
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)	205	204
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	1,360	1,672
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	500	582
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2026	1,000	1,199
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2032	680	876
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	220	223
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2027	675	831
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2027	490	599
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,163
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2028	310	389
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2029	400	508
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	260	327
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 4.00% 2039	1,000	1,034
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	675	675
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Shiloh), Series 2019, 1.25% 2037 (put 2023)	430	436

Private Client Services Funds	27

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	$120	$130
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	155	160
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,396
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	600	738
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	565
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	1,515	1,511
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 2050 (put 2023)	340	343
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	275	357
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2031	255	337
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2028	175	197
City of Galveston, Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	510	509
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021, 5.00% 2022	675	686
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2028	80	99
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	150	196
City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2024	135	149
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2035 (put 2026)	340	337
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	555	555
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	185	187
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	330	330
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2022	1,000	1,028
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-2, (SIFMA Municipal Swap Index + 0.57%) 0.62% 2049 (put 2024)[2]	1,000	1,004
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	1,000	1,132
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 0.95% 2022[2]	250	251
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.707% 2046 (put 2024)[2]	535	537
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	455	455
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.20% 2031[2]	125	125
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	365	383
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2030	2,045	2,448
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)	185	185
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	345	345
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	630	629
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,195	1,322
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	2,300	2,490
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	1,270	1,415
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	370	407
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	850	922
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	255	254
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	607
City of Houston, Combined Utility System Rev. Bonds, Series 2011-D, 5.00% 2026 (preref. 2021)	185	185
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2027	550	682
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2028	225	264
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2030	25	30
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2031	10	12

28	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	$325	$324
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2027	1,050	1,265
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2028	250	306
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	465	471
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2031	115	145
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	445	451
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	575	610
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2032	380	484
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2022	460	472
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	255	285
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2027	1,750	2,141
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2021-A, 5.00% 2031	570	747
Lumberton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2029	245	312
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	325	322
County of Midland, Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 2024 (put 2023)	1,000	998
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	480	555
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022	660	693
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	195	248
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	235	265
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	220	219
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	508
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 2032	215	251
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 2031	435	579
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	950	1,139
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022	170	177
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	220	222
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	500	549
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	340
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2030	500	435
Northside Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	850	1,048
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2030	175	227
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	105	137
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2038 (preref. 2023)	700	743
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	755	755
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2029	260	331
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038	1,000	1,059
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	1,000	1,014
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	255	331
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2031	60	79
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2021)	415	427
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	621
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	475	503
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,198
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	1,150	1,152
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	250	257
City of San Antonio, General Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2022	270	273
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2022	185	190
Sheldon Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	250	253

Private Client Services Funds	29

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	$1,010	$1,228
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	465	582
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2023	850	916
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,462
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	270	286
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	90	100
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 2028	200	237
County of Travis, Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)	3,000	2,980
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2030	235	306
Trinity River Public Fac. Corp., Multi Family Housing Rev. Bonds (Cowan Place Apartments), Series 2021, 0.28% 2024 (put 2023)	500	499
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025	240	277
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	760	903
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2021, 5.00% 2031	260	348
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	990	1,239
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 2032	1,040	1,392
Wylie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	1,790	2,327
		108,738

Utah 0.42%
Canyons School Dist., Local Building Auth., Lease Rev. Bonds, Series 2021, 5.00% 2029	1,000	1,284
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	155	165
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2025	450	522
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2026	620	740
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	346
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023	80	86
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2026	95	112
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2030	25	32
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2031	20	26
		3,313

Vermont 0.06%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	245	264
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	165	181
		445

Virginia 1.51%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2031	600	773
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2032	215	276
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2029	1,000	1,082
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2024 (preref. 2022)	295	298
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033	1,865	1,965
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034	975	1,027
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2029	375	462
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2030	375	468
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)	1,000	1,001
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 0.45% 2041 (put 2022)	740	740

30	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury Richmond), Series 2018, 5.00% 2023	$575	$623
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	1,000	1,024
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (Lifespire of Virginia), Series 2021, 3.00% 2023	45	47
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (Lifespire of Virginia), Series 2021, 3.00% 2024	15	16
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (Lifespire of Virginia), Series 2021, 4.00% 2031	375	426
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2027	350	422
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2028	120	148
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2029	140	173
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2030	170	209
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.20% 2040 (put 2024)	640	650
		11,830

Washington 2.22%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2029	510	659
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2020-A, 5.00% 2032	195	254
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)	285	284
G.O. Bonds, Series 2012-D, 5.00% 2026 (preref. 2022)	1,000	1,012
G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,214
G.O. Bonds, Series 2019-C, 5.00% 2031	1,000	1,264
G.O. Bonds, Series 2012-D, 5.00% 2033 (preref. 2022)	2,000	2,024
G.O. Bonds, Series 2019-A, 5.00% 2033	500	623
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	340	352
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	302
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)	1,000	1,214
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	170	170
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 2035	979	1,124
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023[3]	1,095	1,148
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	460	488
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	295	321
Motor Vehicle Fuel Tax G.O. Bonds, Series 2021-D, 5.00% 2022	2,375	2,442
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	460	460
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	55	55
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.30% 2045 (put 2026)[2]	765	772
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.54% 2046 (put 2023)[2]	825	828
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2029	170	219
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2030	175	230
		17,459

Private Client Services Funds	31

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
West Virginia 0.32%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	$750	$759
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	500	521
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	235	235
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)	1,000	999
		2,514

Wisconsin 2.07%
Environmental Improvement Fund Rev. Green Bonds, Series 2021-A, 4.00% 2031	1,000	1,220
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,143
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,365
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.60% 2054 (put 2023)[2]	1,130	1,133
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2019-A, 5.00% 2021	325	326
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2021	45	45
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[3]	1,910	2,209
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	940	1,007
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	710	762
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	1,160	1,265
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	410	442
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	95	95
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	120	120
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	308
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)	1,680	2,038
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	315	386
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 2030	630	811
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	593
		16,268

Wyoming 0.48%
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	745	808
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050	1,570	1,692
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	1,125	1,242
		3,742

Total bonds, notes & other debt instruments (cost: $635,051,000)		644,756

Short-term securities 18.85%
Municipals 18.85%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.02% 2048[2]	4,500	4,500
State of Arizona, County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 0.15% 2029 (put 2021)[2,4]	1,775	1,775
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	135	134
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 0.01% 2034[2]	1,500	1,500
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	2,000	2,050
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[2]	2,500	2,500
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/30/2022	2,815	2,887
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.02% 2042[2]	1,000	1,000
State of Colorado, Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2020-A-2, 0.03% 2050[2]	6,630	6,630

32	Private Client Services Funds

Capital Group Core Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Charles Hight Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	$160	$160
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Park Homes Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	175	175
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	5,000	5,094
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.03% 2044[2]	2,950	2,950
State of Illinois, G.O. Rev. Ref. Bonds, Series 2021-C, 4.00% 3/1/2022	665	673
State of Indiana, Bond Bank, Advance Funding Program Notes, Series 2021-A, 2.00% 1/10/2022	1,040	1,043
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 0.07% 2039[2]	5,000	5,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 0.02% 2041[2]	6,925	6,925
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.03% 3/1/2022[2]	3,345	3,345
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2009-A, 0.04% 2049[2]	5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 0.04% 2050[2]	500	500
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.02% 2042[2]	4,700	4,700
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.02% 2042[2]	7,435	7,435
State of Minnesota, City of Shakopee, Multi Family Housing Rev. Bonds (Shakopee Village Apartments Project), Series 2021, 0.25% 2024 (put 2022)[4]	140	140
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.02% 2041[2]	2,000	2,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2/1/2022	1,160	1,171
State of New York, New York City G.O. Bonds, Series 2013-F-3, 0.02% 2042[2]	11,465	11,466
State of New York, New York City G.O. Bonds, Series 2021-2, 0.11% 2042[2]	695	695
State of New York, New York City G.O. Bonds, Series 2021-3, 0.11% 2042[2]	530	530
State of New York, New York City G.O. Bonds, Series 2016-A-5, 0.03% 2044[2]	9,000	9,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 0.02% 2044[2]	8,000	8,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 0.03% 2045[2]	5,000	5,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 0.02% 2048[2]	2,170	2,170
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 0.02% 2049[2]	16,500	16,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 0.02% 2041[2]	2,905	2,905
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 0.03% 2042[2]	1,000	1,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.03% 2052[2]	4,900	4,900
State of Pennsylvania, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Service, Inc. Project), Series 2010-B, 0.20% 2030 (put 2022)[4]	1,695	1,695
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.03% 2048[2]	5,000	5,000
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.05% 2033[2]	1,955	1,955
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.05% 2034[2]	405	405
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]	135	135
State of Texas, Lone Star College System, Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2/15/2022	70	71
State of Texas, Lone Star College System, Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 2/15/2022	135	137
State of Texas, Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2021	805	809
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]	130	130

Private Client Services Funds	33

Capital Group Core Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2022	$355	$360
State of Utah, Provo City School Dist., G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 6/15/2022	1,000	1,030
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.03% 2044[2]	4,800	4,800

Total short-term securities (cost: $147,977,000)		147,980
Total investment securities 100.98% (cost: $783,028,000)		792,736
Other assets less liabilities (0.98%)		(7,683)

Net assets 100.00%		$785,053

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[5]	Value at 10/31/2021 (000)	[6]	Unrealized (depreciation) appreciation at 10/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	121	December 2021	$12,100		$14,732		$(58)
10 Year U.S. Treasury Note Futures	Short	33	December 2021	(3,300)		(4,313)		51
								$(7)

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,420,000, which represented .44% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

34	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Investment portfolio October 31, 2021

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 81.86%	Principal amount (000)	Value (000)
Alabama 1.90%
City of Alabaster, Board of Education, Special Tax School Warrants, Series 2014-A,
Assured Guaranty Municipal insured, 5.00% 2028 (preref. 2024)	$500	$565
City of Birmingham, Water Works Board, Water Rev. Bonds, Series 2013-B, 5.00% 2038 (preref. 2023)	500	528
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 2052 (put 2026)	500	571
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2049 (put 2025)	750	838
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	455	519
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	35	36
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 2023 (put 2023)	110	110
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 2049 (put 2024)	490	529
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	125	150
		3,846

Alaska 0.15%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044	275	298

Arizona 1.47%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2026	730	862
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2026	300	359
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)	500	509
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2022	185	190
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2026	190	223
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	750	818
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	15	17
		2,978

California 4.64%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.95% 2045 (put 2023)[1]	1,500	1,511
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.50% 2056 (put 2026)[1]	65	66
Trustees of the California State University, Systemwide Rev. Bonds, Series 2012-A, 5.00% 2042 (preref. 2022)	795	833
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	100	99
East Side Union High School Dist., G.O. Bonds, 2008 Election, Series 2012-D, 5.00% 2037 (preref. 2022)	1,000	1,036
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024	45	48

Private Client Services Funds	35

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023	$30	$31
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024	15	16
G.O. Bonds, Series 2021, 5.00% 2027	395	490
G.O. Bonds, Series 2021, 5.00% 2030	160	211
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023	420	456
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2029	110	141
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	475	519
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	500	524
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.75% 2050 (put 2026)[1]	100	102
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2022	115	119
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 4.00% 2022	15	15
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2024	125	140
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2025	180	205
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	500	522
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023	135	145
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2024	310	348
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2023	400	431
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023	20	22
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	5	6
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023	160	173
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)	80	80
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	35	35
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2028	250	293
City of Tustin, Community Facs. Dist. No. 2014-1 (Tustin Legacy/Standard Pacific), Special Tax Bonds, Series 2015-A, 5.00% 2027	200	228
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	25	29
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-A, BAM insured, 5.00% 2042	500	542
		9,416

Colorado 0.88%
Certs. of Part., Series 2021-A, 5.00% 2025	345	407
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2020-B, 5.00% 2021	20	20
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	260	261
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[1]	40	40
Health Facs. Auth., Rev. Bonds (Sanford Health), Series 2019-A, 5.00% 2022	325	340
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, 3.00% 2051	215	231
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	205	224
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 2054 (put 2024)	245	256
		1,779

Connecticut 2.39%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)	45	45
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	516
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 2.00% 2033 (put 2022)	500	502
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 0.375% 2035 (put 2024)	855	853
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 2037 (put 2024)	265	264
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	750	758
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043	665	717
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	160	165
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	85	89

36	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	$460	$492
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 2049	125	135
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	35	35
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	85	86
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	185	192
		4,849

Delaware 0.08%
G.O. Bonds, Series 2021, 5.00% 2031	125	167

District of Columbia 0.56%
G.O. Bonds, Series 2015-A, 5.00% 2032	700	807
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2022	320	321
		1,128

Florida 2.94%
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)	40	40
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	50	51
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	505
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023	15	16
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (The University of Tampa Project), Series 2012-A, 5.25% 2042 (preref. 2022)	1,000	1,021
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	320	348
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	50	55
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2025	280	328
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.45% 2027 (put 2021)	1,165	1,165
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	195	204
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	1,000	1,000
County of Orange, Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2030 (preref. 2022)	500	504
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	110	120
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2024	100	112
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2025	75	87
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2026	100	119
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042 (preref. 2022)	200	206
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024	65	73
		5,954

Georgia 2.70%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	800	878
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 2027	430	529
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	85	85
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023	500	499
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)	35	35
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	30	32
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	405	431
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	500	569
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	870	898
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 2027	270	311
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2030	40	51

Private Client Services Funds	37

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2028	$35	$43
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2029	5	6
City of Sandy Springs, Public Facs. Auth., Rev. Bonds (Sandy Springs City Center Project), Series 2015, 5.00% 2047 (preref. 2026)	500	598
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-A, 0.34% 2023 (put 2022)	500	500
		5,465

Idaho 0.57%
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 2050	1,050	1,149

Illinois 6.46%
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2041 (preref. 2022)	205	207
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	625	686
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	180
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2022	540	565
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	106
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	144
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2027 (preref. 2024)	200	226
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2029	605	775
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,102
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)	40	47
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023	225	240
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.75% 2042 (put 2026)[1]	25	25
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	515	610
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 2023	200	218
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025	40	47
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2022	240	249
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026	80	79
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)	595	595
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.05% 2050 (put 2025)[1]	1,000	1,022
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	695	708
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	510
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	500	532
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2022	250	257
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	310	332
City of Springfield, Water Rev. Bonds, Series 2012, 5.00% 2037 (preref. 2022)	500	508
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	120	120
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2023	190	200
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	545	622
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2014-D, 5.00% 2022	185	186
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	175	185
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	250	285
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2024	200	222
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	620	709
County of Will, G.O. Bonds, Series 2016, 5.00% 2045 (preref. 2025)	500	588
		13,087

Indiana 2.05%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	40	42
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	540	578
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022	440	450

38	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	$245	$249
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2028	55	68
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-1, 5.00% 2025	155	182
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023	510	548
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023	15	16
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	540	589
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	40	44
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	65	70
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2022	100	103
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2023	230	243
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2024	240	264
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2025	255	291
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2025	140	154
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)	265	265
		4,156

Kansas 0.02%
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)	35	36

Kentucky 0.63%
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	485	485
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	195	195
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	45	47
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	320	355
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	55	60
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2022	135	138
		1,280

Louisiana 0.88%
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-2, 0.55% 2043 (put 2022)	1,000	1,000
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)	55	55
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2023	250	273
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	105	107
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2027	265	319
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	30	32
		1,786

Maine 0.13%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	250	265

Maryland 2.04%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	400	403
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	850	947
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	90	99

Private Client Services Funds	39

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	$270	$290
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	405	437
Stadium Auth., Rev. Bonds (Baltimore City Public Schools Construction and Revitalization Program), Series 2016, 5.00% 2041 (preref. 2026)	1,025	1,226
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2015, 5.00% 2023	110	117
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2022-A, 5.00% 2027	500	609
		4,128

Massachusetts 0.39%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	50	50
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2023	240	261
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025	15	15
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	35	36
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	280	293
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	140	143
		798

Michigan 2.76%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	722
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	45	47
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	1,290	1,357
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022	5	5
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2027	500	611
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2012-C, 5.00% 2026 (preref. 2022)	120	123
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	415	415
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025	50	50
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	90	96
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	550	600
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2024	375	421
County of Monroe, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Project), Series 1992-AA, National insured, 6.95% 2022	500	527
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	300	301
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023	290	318
		5,593

Minnesota 1.19%
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	145	145
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	350	377
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	590	648
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	500	542
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	460	499
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)	80	80
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	120	120
		2,411

40	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mississippi 0.11%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 2029 (put 2026)	$175	$172
Home Corp., Collateralized Multi Family Housing Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	60	60
		232

Missouri 0.49%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	610	641
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	185	201
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	60	64
County of St. Charles, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Hidden Valley Estates), Series 2021, 0.27% 2025 (put 2023)	85	85
		991

Montana 0.21%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	115	121
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	130	142
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 2050	140	155
		418

Nebraska 0.59%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	220	232
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	75	76
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	445	484
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	375	405
		1,197

Nevada 0.68%
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)	645	656
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	75	75
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	600	645
		1,376

New Jersey 0.80%
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023	275	278
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	465	517
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	200	214
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2026	500	589
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	30	35
		1,633

New Mexico 0.29%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	400	440
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	135	155
		595

Private Client Services Funds	41

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 5.15%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	$360	$400
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	175	177
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 2031	15	20
City of Geneva, Dev. Corp., Rev. Ref. Bonds (Hobart and William Smith Colleges Project), Series 2012, 5.00% 2032 (preref. 2022)	40	42
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-K, 0.70% 2024	85	85
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	250	250
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)	195	194
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)	190	190
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C,
(1-month USD-LIBOR x 0.70 + 0.75%) 0.807% 2033 (put 2023)[1]	300	301
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.807% 2033 (put 2023)[1]	260	261
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-B, 5.00% 2022	195	204
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)	500	525
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2024	300	339
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2022	230	241
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[1]	255	256
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.833% 2032 (put 2026)[1]	60	61
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	455	497
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	50	57
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	410	434
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	300	323
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	505	552
New York City G.O. Bonds, Series 2018-C, 5.00% 2023	1,000	1,083
New York City G.O. Bonds, Series 2014-I-1, 5.00% 2026	185	205
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033	70	92
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	75	86
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022	45	45
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2016-C-2, 0.23% 2050 (put 2022)	55	55
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	330	331
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	55	55
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	230	230
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-2, 0.60% 2061 (put 2025)	220	219
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-2, 4.00% 2024	500	548
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-C-1, 5.00% 2021	150	150
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022	10	10
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023	20	21
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 2024	400	455
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-I, 5.00% 2027	180	193
Public Housing Capital Fund Rev. Trust I, Trust Certs., Series 2012, 4.50% 2022[2]	47	47
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-C-1, 5.00% 2025	500	588
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025	10	11
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (EG Mt. Vernon Preservation, LP Project), Series 2020, 0.30% 2023 (put 2022)	155	155
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe LP Project), Series 2021, 0.28% 2024 (put 2023)	455	454
		10,442

42	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina 1.70%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	$325	$325
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	20	20
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	105	105
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-B, 5.00% 2050 (put 2024)	980	1,115
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	205	219
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	75	83
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050	70	76
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)	105	105
City of Sanford, Housing Auth., Multi Family Housing Rev. Bonds (Matthews Garden Gilmore), Series 2020, 0.30% 2023 (put 2022)	750	750
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.455% 2041 (put 2022)[1]	440	441
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	200	206
		3,445

North Dakota 0.40%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	125	133
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	420	435
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	240	252
		820

Ohio 2.61%
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	375	378
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)	200	200
G.O. Conservation Projects Bonds, Series 2019-A, 2.00% 2022	20	20
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2030	125	162
County of Geauga, Rev. Bonds (South Franklin Circle Project), Series 2012-A, 8.00% 2047 (preref. 2022)[3]	890	986
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2024	310	341
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2026	500	590
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)	50	50
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	80	80
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)	190	190
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	80	86
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	185	205
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	135	148
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051	225	246
G.O. Infrastructure Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	600	633
Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	530	545
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2029	30	38
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2032	160	210
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	125	133
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023	25	27
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 2029	15	19
		5,287

Private Client Services Funds	43

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma 0.62%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	$145	$156
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	250	250
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	40	41
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	275	311
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	420	491
		1,249

Oregon 0.21%
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051	245	266
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)	115	115
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	50	50
		431

Pennsylvania 1.92%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	300	310
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.384% 2030 (put 2025)[1]	50	50
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.384% 2031 (put 2025)[1]	70	70
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.384% 2032 (put 2025)[1]	55	55
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)	20	22
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)	20	22
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	235	251
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	355	380
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	760	757
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)	85	85
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	775	796
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2027	190	232
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2022	95	100
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	275	289
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	185	186
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	55	55
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2023	225	240
		3,900

Rhode Island 0.08%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	165	170

South Carolina 1.38%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	500	500
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)	130	130
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	225	246
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	160	177
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	80	87
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	225	241
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	250
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	55	59
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-B, 5.00% 2021 (escrowed to maturity)	405	407
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	120	136

44	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	$110	$110
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	35	40
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	420
		2,803

South Dakota 0.39%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	95	99
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	375	415
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	260	281
		795

Tennessee 1.58%
Town of Greeneville, Health and Educational Facs. Board, Multi Family Housing Rev. Bonds
(People RD Portfolio Project), Series 2019, 1.45% 2022 (put 2021)	1,100	1,101
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	25	25
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	20	20
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	200	214
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	570	601
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	245	257
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	265	290
City of Knoxville, Community Dev. Corp., Collateralized Multi Family Housing Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)	40	40
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	30	38
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2013, 5.00% 2025 (preref. 2023)	85	92
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2017-A, 4.00% 2048 (put 2023)	500	524
		3,202

Texas 18.63%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)	15	15
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2022	625	634
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	645	678
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2025	15	17
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2026	15	17
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2016-A, 5.00% 2024	310	342
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	560	670
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2022	350	363
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2025	800	928
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	405	411
City of Arlington, Water and Wastewater System Rev. Bonds, Series 2021, 5.00% 2023	165	177
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)	215	215
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2022	100	104
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2020-C, 5.00% 2025	510	601
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2029	95	123
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	70	91
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2013-B, 5.00% 2033 (preref. 2023)	105	113
Brazosport Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,000	1,014
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	70	71
Brownsville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 3.00% 2026	500	555

Private Client Services Funds	45

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Cameron, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)	$50	$50
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	165	167
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)	460	460
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	135	143
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)	100	100
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	50	51
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	1,000	1,149
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 5.00% 2025 (preref. 2023)	600	637
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2027	500	553
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2040 (put 2024)	210	208
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-E, 5.00% 2023	370	387
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	180	180
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	15	16
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	400	456
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 2024	400	450
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2026	335	401
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	155	160
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	400	452
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	130	147
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	500	499
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 1.95% 2049 (put 2022)[3]	420	425
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2030	50	56
City of Galveston, Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	150	150
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2030	400	457
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	140	140
Grand Prairie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.25% 2024	525	583
Hallsville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2025	515	592
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	50	51
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	100	100
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-1, (SIFMA Municipal Swap Index + 0.42%) 0.47% 2049 (put 2022)[1]	375	375
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.707% 2046 (put 2024)[1]	130	131
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	130	130
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.20% 2031[1]	125	125
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2023 (preref. 2021)	600	600
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	110	115
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	150	169
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)	50	50
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	100	100
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	165	165
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	310	336
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	370	409
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	405	451
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	125	138

46	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	$135	$146
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	100	99
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2028 (preref. 2022)	870	898
City of Houston, Combined Utility System Rev. Bonds, Series 2011-D, 5.00% 2026 (preref. 2021)	55	55
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 2024	615	646
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2022	10	10
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2023	15	16
City of Houston, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	85	85
Humble Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,000	1,014
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	100	101
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2027 (preref. 2025)	470	541
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	95	96
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	180	183
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	500	553
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2032	55	70
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2025	1,000	1,156
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2021-A, 5.00% 2031	60	79
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	90	89
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	170	197
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022	10	10
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2025	120	140
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	85	85
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022	45	47
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024	395	434
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024 (escrowed to maturity)	190	209
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,500	1,647
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 2050 (put 2025)	1,000	1,001
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	230	230
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	125	127
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038	500	529
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2022	500	507
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	135	143
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	50	65
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2021)	960	989
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2024	200	221
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2025	250	286
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2026	260	307
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	300	311
San Angelo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030 (preref. 2024)	1,110	1,227
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 2045 (put 2026)	230	233
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	140	148
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2026	330	390
City of San Antonio, General Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2022	70	71
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	80	85
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	30	33
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.65% 2041 (put 2026)	310	307
Transportation Commission, G.O. Mobility Fund Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	550	611
County of Travis, Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)	770	765
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2029	160	205

Private Client Services Funds	47

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2021, 5.00% 2031	$80	$107
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2022	550	562
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 2023	45	48
		37,767

Utah 0.44%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	195	208
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2024	275	308
County of Salt Lake, Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Act), Series 2021, 5.00% 2024	250	280
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023	15	16
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2024	65	72
		884

Vermont 0.02%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	40	44

Virginia 1.79%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2025	130	151
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033	450	474
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034	235	248
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2023 (preref. 2022)	555	565
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)	500	500
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Oakwood North Four Project), Series 2021, 0.41% 2025 (put 2024)	570	569
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 0.45% 2041 (put 2022)	225	225
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2024	70	77
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2026	150	176
County of Smyth, G.O. Public Improvement Bonds, Series 2011-A, 5.00% 2031 (preref. 2021)	500	500
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.20% 2040 (put 2024)	140	142
		3,627

Washington 3.14%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2028	65	82
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 2023	1,000	1,079
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)	80	80
G.O. Bonds, Series 2022-A, 5.00% 2030	765	1,004
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	25	26
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)	250	304
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	45	45
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	285	302
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	870	945
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 2050	1,090	1,170
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 2050	720	795
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	70	70

48	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	$15	$15
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.30% 2045 (put 2026)[1]	115	116
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.54% 2046 (put 2023)[1]	325	326
		6,359

West Virginia 0.47%
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	75	75
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)	875	874
		949

Wisconsin 2.86%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	1,000	1,024
G.O. Bonds, Series 2014-B, 5.00% 2030 (preref. 2022)	795	814
G.O. Rev. Ref. Bonds, Series 2011-2, 5.00% 2022 (preref. 2021)	230	230
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.60% 2054 (put 2023)[1]	340	341
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2019-A, 5.00% 2021	70	70
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[2]	660	763
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012, 5.00% 2022 (escrowed to maturity)	655	680
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C,
5.00% 2027 (preref. 2022)	210	218
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	210	225
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	355	387
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	30	33
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	25	25
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	35	35
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	308
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)	115	140
Transportation Rev. Bonds, Series 2012-1, 5.00% 2024 (preref. 2022)	500	516
		5,809

Wyoming 0.47%
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050	705	759
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	170	188
		947

Total bonds, notes & other debt instruments (cost: $164,432,000)		165,941

Short-term securities 18.79%
Municipals 18.79%
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	45	45
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[1]	2,500	2,500
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.02% 2042[1]	500	500
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Charles Hight Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	40	40
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Park Homes Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	45	45
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	3,000	3,056
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.03% 2040[1]	3,000	3,000

Private Client Services Funds	49

Capital Group Short-Term Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.02% 2043[1]	$1,000	$1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2009-A, 0.04% 2049[1]	5,000	5,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.02% 2042[1]	1,000	1,000
State of Minnesota, City of Shakopee, Multi Family Housing Rev. Bonds (Shakopee Village Apartments Project), Series 2021, 0.25% 2024 (put 2022)[4]	35	35
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.02% 2041[1]	5,295	5,295
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.02% 2039[1]	1,800	1,800
State of New York, New York City G.O. Bonds, Series 2021-2, 0.11% 2042[1]	205	205
State of New York, New York City G.O. Bonds, Series 2021-3, 0.11% 2042[1]	155	155
State of New York, New York City G.O. Bonds, Series 2016-A-5, 0.03% 2044[1]	2,000	2,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 0.02% 2035[1]	1,000	1,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 0.02% 2049[1]	3,500	3,500
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 0.03% 2039[1]	1,500	1,500
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.03% 2048[1]	700	700
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]	225	225
State of Texas, Lone Star College System, Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2/15/2022	20	20
State of Texas, Lone Star College System, Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 2/15/2022	35	36
State of Texas, Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2021	10	10
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]	35	35
State of Texas, Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2022	95	96
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.03% 2036[1]	2,100	2,100
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.03% 2044[1]	3,200	3,200

Total short-term securities (cost: $38,098,000)		38,098
Total investment securities 100.65% (cost: $202,530,000)		204,039
Other assets less liabilities (0.65%)		(1,316)

Net assets 100.00%		$202,723

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[5]	Value at 10/31/2021 (000)	[6]	Unrealized depreciation at 10/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	9	December 2021	$1,800		$1,973		$(9)
5 Year U.S. Treasury Note Futures	Long	26	December 2021	2,600		3,166		(14)
								$(23)

50	Private Client Services Funds

Capital Group Short-Term Municipal Fund

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $810,000, which represented .40% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	51

Capital Group California Core Municipal Fund

 Investment portfolio October 31, 2021

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 84.89%	Principal amount (000)	Value (000)
California 84.30%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$975	$1,016
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	678
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	583
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	739
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Capital Appreciation Bonds, Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,994
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 2035 (preref. 2025)	2,300	1,452
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 2036 (preref. 2025)	2,800	1,690
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2021	495	496
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,041
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2023	500	540
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	401
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	446
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	576
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 1.30% 2036 (put 2027)[1]	1,000	1,052
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 2043 (preref. 2023)	1,000	1,068
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.15% 2045 (put 2024)[1]	4,275	4,350
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,656
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	3,000	3,164
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,334
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2027 (preref. 2022)	2,965	3,025
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	534
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	500	598
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	1,305	1,372
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 2026	600	710
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 2024	500	570
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	4,480	4,413
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,636

52	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	$350	$358
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2022	200	205
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2023	225	238
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	260	292
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	692
Cerritos Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2012-D, 0% 2027	830	772
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	450	468
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	746
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2024	465	524
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2026	780	936
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2027	430	528
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2028	355	443
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2029	225	288
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2030	60	77
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,406
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2030	1,000	867
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	2,750	3,306
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	1,290	1,443
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,157
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2033	1,000	756
City of Concord, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	875
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2026	400	453
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2027	885	1,065
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2028	930	1,140
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2029	675	844
Desert Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032	1,885	2,233
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 2023	205	213
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 2025	265	281
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,550	4,124
East Side Union High School Dist., G.O. Bonds, 2008 Election, Series 2012-D, 5.00% 2037 (preref. 2022)	500	518
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 2028	535	596
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 4.00% 2029	1,210	1,479
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2028	1,375	1,725
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	560
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	500
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series 2009-T-5, 5.00% 2023	1,290	1,375
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	598
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	563
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,125
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	855	888
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	668
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 2029	570	691
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	872
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,116
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 2026	1,000	949
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	535	576

Private Client Services Funds	53

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2026	$100	$112
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2027	120	136
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2027	625	724
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2029	390	463
G.O. Bonds, Series 2020, 5.00% 2026	3,000	3,633
G.O. Bonds, Series 2019, 5.00% 2029	2,000	2,592
G.O. Bonds, Series 2021, 5.00% 2031	85	102
G.O. Bonds, Series 2021, 5.00% 2032	70	84
G.O. Bonds, Series 2021, 5.00% 2034	70	84
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	4,125	5,654
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027	745	912
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	3,000	3,804
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	4,995
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2029	3,000	3,875
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2029	1,500	1,944
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,000	1,294
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2031	2,500	3,350
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2035	2,000	2,568
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	417
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	425	483
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022 (escrowed to maturity)	3,000	3,084
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,730	1,775
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2024 (escrowed to maturity)	2,000	1,977
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026 (escrowed to maturity)	2,785	2,689
Greenfield Elementary School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 2029	1,270	1,110
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	282
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	910	967
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,105	1,174
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2023	650	705
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	351
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	1,000	1,145
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,025	1,074
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-D, 5.00% 2032 (put 2022)	2,675	2,803
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	450
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, 5.00% 2030	1,900	2,469
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 2039 (put 2027)	2,135	2,639
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	151
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	376
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	4,430	4,836
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2024	3,000	3,413
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026 (preref. 2025)	300	355
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2041 (preref. 2025)	680	804
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2013-A, 5.00% 2052 (preref. 2023)	1,665	1,806
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-A-1, 5.00% 2027	3,000	3,737
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	6,985	7,319
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2025	1,270	1,418
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2026	830	956
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	183
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	147
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,139
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2026	1,750	2,121
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	676

54	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	$885	$958
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2025	100	117
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2026	125	150
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2027	110	135
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2028	375	470
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2029	140	175
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2030	340	423
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.25% 2037 (put 2022)[1]	1,000	1,001
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2027	650	790
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	718
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	413
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	725	788
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	898
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2022	225	232
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2023	200	217
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2024	210	237
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2025	250	292
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2025	500	565
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 2028	500	599
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2030	1,265	1,556
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2027	140	172
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2028	350	439
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2030	215	273
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	541
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	792
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2023	750	812
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2027	1,615	1,879
Kern Community College Dist., Safety Repair and Improvement G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	1,500	1,497
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,852
La Habra School Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2002-A, FSA insured, 0% 2026	1,010	953
Lakeside Union School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,785	2,138
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2022	680	699
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2024	260	293
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	520
Long Beach Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2027	3,865	3,607
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	690	747
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 2031	420	556
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 2039	1,130	1,408
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	2,000	2,317
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	3,000	3,057
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-C, 5.00% 2022	575	593
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022	515	532

Private Client Services Funds	55

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2024	$535	$601
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2025	1,875	2,181
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2025	500	582
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 2027	1,100	1,359
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2028	650	823
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023	1,110	1,135
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)	1,295	1,290
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	3,175	3,171
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2021-A, 5.00% 2030	6,410	8,467
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,235
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2008-G, 4.00% 2039 (preref. 2024)	3,350	3,683
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2023	520	561
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	5,000	6,172
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, Assured Guaranty Municipal insured, 0% 2029	585	521
Manhattan Beach Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,875	3,753
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	517
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	522
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	291
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,752
Mountain View School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2023	1,290	1,374
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	200	214
Municipal Fin. Auth., Rev. Bonds (California Institute of the Arts), Series 2021, 4.00% 2033	250	298
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026	300	357
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	339
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	805
Municipal Fin. Auth., Rev. Bonds (Village Grove Apartments), Series 2013-A, 3.10% 2021 (escrowed to maturity)	1,210	1,213
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	490
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2026	335	398
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	927
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	586
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2028	750	859
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2029	1,085	1,236
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,000	1,127
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2019, BAM insured, 5.00% 2027	530	642
Murrieta Valley Unified School Dist., G.O. Bonds, 2014 Election, Series 2020, 4.00% 2023	335	357
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2023	2,530	2,727
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)	2,500	2,709
Oak Park Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2009-B, Assured Guaranty Municipal insured, 0% 2029	605	531
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	1,325	1,584
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,230
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,158
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	2,000	2,071
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	915	947
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,310	1,471
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	3,000	3,486
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty insured, 5.00% 2026	1,125	1,309
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2023 (preref. 2022)	550	570
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	1,065	1,237

56	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	$1,000	$1,161
County of Orange, Airport Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	1,000	1,032
County of Orange, Community Facs. Dist. No. 2016-1 (Village of Esencia), Special Tax Bonds, Series 2016-A, 5.00% 2026	570	673
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2032	1,500	2,010
County of Orange, Water Dist. Rev. Certs. of Part. (Interim Obligations), Series 2019-A, 2.00% 2023	2,725	2,787
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	279
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2022	700	719
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2024	450	502
Oxnard Unified School Dist., G.O. Bonds, 2012 Election, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2037 (preref. 2022)	500	518
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	739
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,907
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2026	250	298
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2027	200	244
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2028	285	355
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2029	400	507
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	2,680	3,006
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 4.00% 2022	915	940
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,115
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2028	185	222
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2029	200	244
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2030	215	260
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2031	350	421
Pleasant Valley School Dist., G.O. Bonds, 2018 Election, Series A, 5.00% 2029	645	770
Pollution Control Fncg. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.60% 2040 (put 2023)	3,270	3,266
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	454
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	881
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	520
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	885	961
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	730	791
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,115	1,156
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,000	1,250
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	542
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2028	450	507
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2029	500	571
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2031	520	605
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2019-D, 5.00% 2028	1,000	1,266
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	849
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,650	1,876
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-C, 5.00% 2026	4,060	4,823
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028	5,005	6,164
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	6,043
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,415	1,750
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	673
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	335
City of Redding, Joint Powers Fin. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 2024	15	17
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2026	600	669
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2027	750	847
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	224
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	240	282
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2022	400	415

Private Client Services Funds	57

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 2033	$660	$534
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,169
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	542
Riverside Community Properties Dev., Inc., Lease Rev. Bonds (Riverside County Law Building Project), Series 2013, 6.00% 2038 (preref. 2023)	2,585	2,876
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	399
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	457
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2029	850	992
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,117
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	770	835
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2027	1,015	1,247
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2030	200	248
County of Sacramento, Sanitation Dist. Fin. Auth., Rev. Ref. Bonds, Series 2021, 5.00% 2032	500	694
Sacramento Unified School Dist., G.O. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,107
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2027	585	683
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2027	555	677
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2028	610	723
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2029	635	762
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.25% 2024	1,300	1,340
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	1,500	1,553
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2027	635	743
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2028	880	1,047
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029	430	520
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	209
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2030	200	263
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2031	150	197
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2029	500	648
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 2026	255	288
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	400	490
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	320	401
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	585	745
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	245	264
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	3,990	4,117
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	1,000	1,252
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,000	1,274
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2031	1,405	1,817
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 2029	320	414
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 2028	850	1,073
County of San Diego, Water Auth. Rev. Ref. Bonds, Series 2013-A, 5.00% 2031 (preref. 2022)	900	944
County of San Diego, Water Auth. Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2028	1,000	1,264
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2028	1,285	1,619
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2031	3,000	3,435
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2026	1,000	1,166
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2027	3,000	3,497
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-D-2, 5.00% 2024	1,000	1,114

58	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-B-2, 5.00% 2031	$2,780	$3,666
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2011-A, 5.00% 2029 (preref. 2021)	3,000	3,000
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	316
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Bonds, 2016 Election, Series 2020-C-1, 5.00% 2027	1,500	1,859
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2023	2,510	2,701
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,525	1,871
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 2022	1,000	1,024
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 2029	1,000	1,192
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2022	25	26
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2023	40	43
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2024	65	72
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2025	90	103
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2026	155	183
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1993, National insured, 0% 2022 (escrowed to maturity)	5,000	4,998
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1997-A, National insured, 0% 2025	285	278
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2029	500	633
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2030	250	322
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-B, 5.00% 2032	1,250	1,639
City of San Jose, Fin. Auth., Lease Rev. Ref. Bonds (Civic Center Project), Series 2013-A, 5.00% 2030 (preref. 2023)	1,625	1,747
City of San Jose, G.O. Bonds (Disaster Preparedness, Public Safety and Infrastructure), Series 2021-A, 5.00% 2030	2,250	2,993
San Jose Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	776
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	518
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	406
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	565
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2024	1,000	1,127
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	310	322
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	530	592
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2025	375	418
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2024	1,235	1,361
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025	345	391
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025	405	459
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2027	500	590
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2029	500	609
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, FGIC-National insured, 0% 2024	1,210	1,187
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2024	500	558
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,275
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2027[2]	740	831
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2029[2]	805	894
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2031[2]	875	1,008
School Fin. Auth., School Fac. Rev. Bonds (Kipp LA Projects), Series 2017-A, 5.00% 2027[2]	600	719
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	940	992
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	585	648
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	600	634
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]	505	591
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2022[2]	200	206
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2023[2]	225	241
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2024[2]	130	144
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2024[2]	100	111

Private Client Services Funds	59

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2025[2]	$150	$171
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2025[2]	105	120
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2026[2]	110	129
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2026[2]	105	123
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2027[2]	220	264
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2027[2]	100	120
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2028[2]	100	122
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2029[2]	100	124
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2030[2]	100	126
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	155
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	150
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	378
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	155
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	544
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	4,065	4,259
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 2026	5,040	4,998
Solano Community College Dist., G.O. Bonds, 2015 Election, Series 2013-A, 4.375% 2047 (preref. 2023)	595	638
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2031	2,885	3,825
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2032	500	675
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2027	1,100	1,362
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2026	200	241
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2027	400	495
Stanislaus Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 5.00% 2025	500	582
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)	7,000	6,990
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	5,000	4,998
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	862
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,447
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034	975	1,184
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,110	1,203
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 2043 (preref. 2024)	5,000	5,694
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022	750	782
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	693
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	310	311
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	307
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2026	200	224
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2023	500	526
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2024	390	427
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	860	1,081
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 5.00% 2031	3,000	3,958
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 5.00% 2032	3,500	4,588
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2022	1,000	1,026
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-C, BAM insured, 5.00% 2030	2,145	2,681
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	417

60	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2006, 4.00% 2026	$515	$573
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2025	1,715	1,918
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	6,000	6,691
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 5.00% 2024	1,250	1,391
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2025	1,000	1,151
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	628
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2027	600	737
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2028	700	879
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2029	660	845
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2030	300	386
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	860	973
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	862
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	447
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	174
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	1,500	1,486
Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	409
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	2,000	2,146
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2031	1,150	1,511
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	600	637
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,055	1,111
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	2,810	3,060
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050	4,975	5,339
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	1,380	1,481
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	4,770	5,164
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	2,675	2,908
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	4,980	5,345
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	680	710
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	730	801
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	311
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	353
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	451
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 2030	1,065	1,408
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	745	1,006
West Contra Costa Unified School Dist., G.O. Bonds, 2010 Election, Series 2020-F, Assured Guaranty Municipal insured, 4.00% 2028	600	715
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2030	900	1,098
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027	3,000	3,846
West Kern Community College Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 4.00% 2032	2,700	3,217
Westminster School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A-1, Assured Guaranty insured, 0% 2023	1,000	994
Whittier City School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2030	825	941
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2029	215	258

Private Client Services Funds	61

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2030	$235	$280
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2031	260	309
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 2031	500	428
		559,873

Missouri 0.02%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	95	101

Texas 0.08%
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2024	500	558

United States 0.49%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 2033	2,911	3,242

Total bonds, notes & other debt instruments (cost: $553,137,000)		563,774

Short-term securities 13.64%
Municipals 13.64%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.02% 2035[1]	15,765	15,765
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 0.02% 2035[1]	4,000	4,000
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.01% 2033[1]	5,700	5,700
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	2,000	1,990
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.01% 2035[1]	7,500	7,500
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.01% 2035[1]	2,500	2,500
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.02% 2050[1]	8,500	8,500
State of California, City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.01% 2049[1]	5,200	5,200
State of California, County of Los Angeles, Schools Pooled Fncg. Program, Certs. of Parts., Series 2021-B, 2.00% 12/30/2021	6,000	6,018
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.02% 2037[1]	3,605	3,605
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.02% 2037[1]	750	750
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 0.02% 2025[1]	3,000	3,000
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	5,000	5,063
State of California, Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 0.02% 2024[1]	2,435	2,435
State of California, City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 6/1/2022	4,525	4,527
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 0.01% 2048[1]	11,295	11,295
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.02% 2032[1]	2,755	2,755

Total short-term securities (cost: $90,579,000)		90,603
Total investment securities 98.53% (cost: $643,716,000)		654,377
Other assets less liabilities 1.47%		9,753

Net assets 100.00%		$664,130

62	Private Client Services Funds

Capital Group California Core Municipal Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[3]	Value at 10/31/2021 (000)	[4]	Unrealized appreciation at 10/31/2021 (000)
10 Year U.S. Treasury Note Futures	Short	63	December 2021	$(6,300)		$(8,234)		$94

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,326,000, which represented 1.10% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	63

Capital Group California Short-Term Municipal Fund

Investment portfolio October 31, 2021

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 85.57%	Principal amount (000)	Value (000)
California 85.57%
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	$450	$474
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2022	500	518
City of Anaheim, Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2022	230	240
City of Anaheim, Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2023	200	218
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023 (preref. 2022)	1,640	1,660
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 2043 (preref. 2023)	1,525	1,629
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	1,000	1,055
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,000	1,112
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031 (preref. 2022)	1,365	1,392
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022	225	234
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	526
Burlingame Elementary School Dist., G.O. Bonds, 2020 Election, Series A, 3.00% 2022	600	613
Trustees of the California State University, Systemwide Rev. Bonds, Series 2018-A, 5.00% 2023	1,045	1,144
Trustees of the California State University, Systemwide Rev. Bonds, Series 2013-A, 5.00% 2023	400	438
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-A, 5.00% 2024	800	911
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,650	1,740
Chino Basin Regional Fin. Auth., Rev. Notes (Inland Empire Utilities Interim Fncg.), Series 2020-B, 4.00% 2025	1,500	1,695
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006-B, Assured Guaranty insured, 0% 2026	1,205	1,157
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 2022	1,350	1,379
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2025	125	144
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2027	500	609
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2024	400	435
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2025	410	456
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 2025	845	990
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2023	255	271
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2025	275	304
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2026	285	319
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	225	253
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	300	361
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2025	425	490
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	845	879

64	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Fowler Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	$745	$817
County of Fresno, Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 4.00% 2024	395	435
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,375
G.O. Bonds, Series 2021, 5.00% 2027	1,475	1,829
G.O. Bonds, Series 2013-E, (SIFMA Municipal Swap Index + 0.43%) 0.48% 2029 (put 2023)[1]	500	501
Glendale Community College Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2020-B, 4.00% 2023	500	533
Glendale Unified School Dist., G.O. Bonds, 2011 Election, Series 2020-E, 4.00% 2024	475	524
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,500	1,539
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022 (escrowed to maturity)	1,000	1,028
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	410	436
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	400	466
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,000	1,048
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	313
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-3, 2.00% 2036 (put 2025)	1,000	1,057
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	110	122
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	1,475	1,610
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022 (escrowed to maturity)	200	210
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,275	1,396
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	400	470
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026 (preref. 2025)	275	325
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2046 (preref. 2025)	250	296
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,150	1,205
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	300	304
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2024	680	737
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	750	761
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	1,200	1,255
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2008-A-3, 5.50% 2040 (preref. 2021)	1,500	1,503
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2026	700	847
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	500	549
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	272
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,000	1,075
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (The Broad), Series 2021-A, 5.00% 2026	585	702
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	965	1,093
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2023	800	857
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bonds, 2016 Election, Series 2020-C, 4.00% 2026	645	745
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	487
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2022	270	278
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2023	260	277
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2024	425	468
Lake Elsinore Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2026	195	224
Lake Elsinore Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2027	210	245
Los Altos Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1997-C, National insured, 0% 2022	460	460
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	1,000	1,019
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022	590	609
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-D, 4.00% 2023	500	531
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 2023	1,000	1,079
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-B, 5.00% 2023	825	891
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-B, 5.00% 2024	800	900
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2025	500	583
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2026	300	361
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023	500	511

Private Client Services Funds	65

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2024	$1,000	$1,122
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2025	1,500	1,745
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2026	400	481
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2025	750	873
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,164
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	250	258
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	685	739
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	991
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	256
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	755	852
Merced City School Dist., G.O. Bonds, Capital Appreciation Bonds, 2003 Election, Series 2005, MBIA insured, 0% 2023	1,065	1,056
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2023	160	174
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2021, 5.00% 2026	635	763
Mountain View Whisman School Dist., G.O. Bonds, 2012 Election, Series 2016-B, 5.00% 2025	610	716
Municipal Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Capital Appreciation Bonds, Series 2010, Assured Guaranty Municipal insured, 0% 2023	260	258
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 2025	400	459
Napa Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 5.00% 2024 (preref. 2023)	250	271
New Haven Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012, Assured Guaranty Municipal insured, 0% 2023	965	956
Newport Mesa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2007, National insured, 0% 2022	1,000	999
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)	1,000	1,084
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,000	1,035
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2026	1,750	2,082
County of Orange, Transportation Auth., Bond Anticipation Notes (I-405 Improvement Project), Series 2021, 5.00% 2024	1,185	1,345
County of Orange, Water Dist. Rev. Ref. Bonds, Series 2019-C, 5.00% 2024	500	565
Pasadena Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 2024	655	739
Peralta Community College Dist., G.O. Bonds, 2006 Election, Series 2020-E-1, 5.00% 2025	1,000	1,166
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2024	990	1,105
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2024	240	265
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2025	400	453
Pittsburg Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2010 Election, Series 2012-C, 0% 2047 (preref. 2022)	200	47
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2026	440	479
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	520
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2011-A, 5.00% 2027	1,025	1,026
Public Works Board, Lease Rev. Ref. Bonds (Dept. of State Hospitals), Series 2016-E, 5.00% 2025	1,000	1,072
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2020-E, 5.00% 2024	1,000	1,137
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	505	574
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024	330	374
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2025	1,330	1,517
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2027	250	302
Public Works Board, Lease Rev. Ref. Bonds (Various State Office Buildings), Series 2015-F, 5.00% 2024	150	167
Ravenswood City School Dist., G.O. Bonds, 2016 Election, Series 2016, 5.00% 2023	445	482
City of Redding, Electric System Rev. Ref. Bonds, Series 2018, 5.00% 2022	725	745
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2023	940	1,019
County of Riverside, Infrastructure Fncg. Auth., Lease Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	850	850
County of Riverside, Infrastructure Fncg. Auth., Lease Rev. Ref. Bonds, Series 2015-A, 5.00% 2021 (escrowed to maturity)	150	150
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2024	125	138
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2022	740	761
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	639

66	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	$115	$125
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2023	450	478
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2024	520	569
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2026	490	564
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2027	255	316
City of San Diego, Public Fin. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2022	335	347
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	500	539
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	500	561
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,000	1,032
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 2026	140	167
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2025	1,000	1,160
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-D-2, 5.00% 2024	2,000	2,229
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2009-D-2, 4.00% 2023 (escrowed to maturity)	400	422
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2016-A-2, 5.00% 2024	400	446
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-D-2, 5.00% 2026	500	596
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 5.00% 2025	815	949
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2011-A, 5.00% 2029 (preref. 2021)	1,000	1,000
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	1,026
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	259
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2024	865	968
San Gabriel Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-B, 0% 2023	200	198
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2026	440	522
City of San Jose, Fin. Auth., Lease Rev. Ref. Bonds (Civic Center Project), Series 2013-A, 5.00% 2030 (preref. 2023)	2,000	2,150
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	155	161
Santa Monica-Malibu Unified School Dist., Certs. of Part., Capital Appreciation Notes, Series 2001-C, National insured, 0% 2022	100	100
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2024	485	535
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025	335	380
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2025	1,050	1,187
Semitropic Water Storage Dist., Water Banking Rev. Ref. Bonds, Series 2012-A, 5.00% 2035 (preref. 2022)	1,325	1,393
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	2,500	2,620
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 2026	2,025	2,008
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2025	1,000	1,166
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 2022	200	206
Southern California Public Power Auth., Rev. Ref. Green Bonds (Linden Wind Energy Project), Series 2020-A, 5.00% 2024	550	606
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	520	585
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	319
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2022	265	274
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2021	150	150
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2023	250	268
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 4.00% 2023	660	708
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)	2,000	1,997

Private Client Services Funds	67

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	$1,000	$1,000
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018, 5.00% 2022	150	152
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023	135	144
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2024	200	222
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2025	415	477
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 2043 (preref. 2024)	1,500	1,708
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	722
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2026	325	387
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	155	155
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 5.00% 2029	1,865	2,379
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2022	1,210	1,260
Torrance Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B-1, 0% 2023	250	248
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	465
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2025	500	583
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2026	550	659
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2027	225	269
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	440	436
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	1,000	1,073
Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2022	150	154
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	2,500	2,930
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2023	450	478
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	465	490
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	1,310	1,427
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050	995	1,068
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	655	703
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	1,195	1,294
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	1,990	2,136
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	680	710
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 2025	1,000	1,183
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2024	300	329
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2026	640	737
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2024	250	281
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	100	104
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	124
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	300	311
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2026	160	184
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2027	180	210
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2028	200	237

Total bonds, notes & other debt instruments (cost: $154,232,000)		155,490

Short-term securities 15.60%
Municipals 15.60%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.02% 2035[1]	8,700	8,700
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 0.01% 2034[1]	1,300	1,300
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.02% 2050[1]	4,000	4,000

68	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.02% 2037[1]	$3,500	$3,500
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.02% 2042[1]	1,350	1,350
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 0.01% 2048[1]	3,600	3,600
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 0.02% 2048[1]	1,000	1,000
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-2, 0.01% 2032[1]	3,000	3,000
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.02% 2032[1]	1,900	1,900

Total short-term securities (cost: $28,351,000)		28,350

Total investment securities 101.17% (cost: $182,583,000)		183,840
Other assets less liabilities (1.17%)		(2,121)

Net assets 100.00%		$181,719

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	69

Capital Group Core Bond Fund

Investment portfolio October 31, 2021

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	42.25%
AAA/Aaa	20.93
AA/Aa	9.15
A/A	14.63
BBB/Baa	8.72
Short-term securities & other assets less liabilities	4.32

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.68%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 39.51%
U.S. Treasury 30.40%
U.S. Treasury 1.875% 2021	$500		$501
U.S. Treasury 2.125% 2021	1,000		1,003
U.S. Treasury 0.125% 2022	27,000		27,008
U.S. Treasury 1.50% 2022	1,920		1,943
U.S. Treasury 1.75% 2022	—	[1]	—	[1]
U.S. Treasury 1.875% 2022	3,745		3,784
U.S. Treasury 2.125% 2022	3,000		3,041
U.S. Treasury 0.125% 2023	10,000		9,986
U.S. Treasury 0.125% 2023	2,000		1,983
U.S. Treasury 0.25% 2023	2,610		2,605
U.S. Treasury 0.25% 2023	437		435
U.S. Treasury 1.25% 2023	1,000		1,015
U.S. Treasury 1.375% 2023[2]	1,275		1,296
U.S. Treasury 1.375% 2023	1,000		1,017
U.S. Treasury 1.75% 2023	1,000		1,022
U.S. Treasury 2.00% 2023	2,000		2,045
U.S. Treasury 2.125% 2023	3,415		3,528
U.S. Treasury 2.25% 2023	500		518
U.S. Treasury 2.50% 2023	1,050		1,089
U.S. Treasury 2.75% 2023	4,542		4,706
U.S. Treasury 2.75% 2023	2,250		2,353
U.S. Treasury 0.375% 2024	22,000		21,790
U.S. Treasury 1.75% 2024	4,000		4,117
U.S. Treasury 2.00% 2024	3,288		3,405
U.S. Treasury 2.00% 2024	2,480		2,566
U.S. Treasury 2.125% 2024	5,000		5,202
U.S. Treasury 2.125% 2024[2]	3,500		3,627
U.S. Treasury 2.25% 2024[2]	3,713		3,863
U.S. Treasury 2.25% 2024	1,820		1,889

70	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.75% 2024	$2,500	$2,624
U.S. Treasury 0.50% 2025	4,452	4,398
U.S. Treasury 1.375% 2025	8,128	8,276
U.S. Treasury 2.00% 2025	2,000	2,077
U.S. Treasury 2.625% 2025	6,600	7,028
U.S. Treasury 7.625% 2025[2]	750	917
U.S. Treasury 0.50% 2026	3,500	3,414
U.S. Treasury 0.75% 2026	1,150	1,132
U.S. Treasury 0.75% 2026	32	31
U.S. Treasury 0.875% 2026	7,428	7,327
U.S. Treasury 1.625% 2026	3,000	3,070
U.S. Treasury 1.75% 2026[2]	12,140	12,485
U.S. Treasury 1.125% 2027	477	475
U.S. Treasury 2.25% 2027	8,420	8,860
U.S. Treasury 2.25% 2027	2,200	2,316
U.S. Treasury 2.625% 2029	5,660	6,121
U.S. Treasury 1.25% 2031	6,971	6,777
		194,665

U.S. Treasury inflation-protected securities 9.11%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	12,151	12,387
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	10,746	11,590
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	14,301	15,582
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	4,958	5,763
U.S. Treasury Inflation-Protected Security 0.125% 2030[2,3]	11,775	13,053
		58,375

Total U.S. Treasury bonds & notes		253,040

Corporate bonds, notes & loans 27.60%
Financials 7.13%
ACE INA Holdings, Inc. 2.875% 2022	150	153
ACE INA Holdings, Inc. 3.35% 2026	45	49
ACE INA Holdings, Inc. 4.35% 2045	50	64
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	1,637	1,653
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	1,190	1,207
Allstate Corp. 0.75% 2025	637	624
Allstate Corp. 3.28% 2026	175	189
American International Group, Inc. 2.50% 2025	2,000	2,078
American International Group, Inc. 3.40% 2030	1,021	1,107
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[4]	1,108	1,090
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	1,740	1,729
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	1,385	1,322
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	748	758
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]	475	467
Citigroup, Inc. 4.45% 2027	400	450
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[4]	1,283	1,294
Citigroup, Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[4]	502	511
Credit Suisse Group AG 3.80% 2023	500	524
GE Capital Funding, LLC 3.45% 2025	1,000	1,070
Goldman Sachs Group, Inc. 0.925% 2024 (USD-SOFR + 0.50% on 10/21/2023)[4]	1,545	1,544
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[4]	1,385	1,462
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[4]	400	393
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[4]	750	732
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]	679	680
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	725	795
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[4]	708	679
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[4]	175	201

Private Client Services Funds	71

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[4]	$1,125	$1,171
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]	1,165	1,201
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[4]	1,500	1,464
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	232	234
Lloyds Banking Group PLC 4.375% 2028	200	226
Marsh & McLennan Companies, Inc. 3.875% 2024	495	529
Marsh & McLennan Companies, Inc. 2.25% 2030	715	715
Metropolitan Life Global Funding I 0.95% 2025[5]	757	748
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[4]	995	991
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	1,640	1,703
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[4]	1,386	1,346
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]	954	945
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[4]	461	471
National Securities Clearing Corp. 0.40% 2023[5]	3,000	2,986
New York Life Global Funding 2.25% 2022[5]	305	310
New York Life Global Funding 0.90% 2024[5]	2,000	1,998
Northwestern Mutual Global Funding 0.80% 2026[5]	1,778	1,732
Toronto-Dominion Bank 0.45% 2023	1,353	1,350
Toronto-Dominion Bank 1.25% 2026	1,005	987
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]	1,715	1,736
		45,668

Consumer discretionary 4.70%
Amazon.com, Inc. 0.25% 2023	1,175	1,173
Amazon.com, Inc. 0.45% 2024	1,175	1,166
Amazon.com, Inc. 0.80% 2025	1,544	1,529
Amazon.com, Inc. 1.20% 2027	1,287	1,267
Amazon.com, Inc. 1.65% 2028	1,175	1,172
Amazon.com, Inc. 2.10% 2031	1,175	1,186
American Honda Finance Corp. 0.75% 2024	2,145	2,132
American Honda Finance Corp. 1.30% 2026	1,535	1,524
American Honda Finance Corp. 2.30% 2026	80	83
American Honda Finance Corp. 3.50% 2028	325	359
Bayerische Motoren Werke AG 0.75% 2024[5]	1,250	1,244
Bayerische Motoren Werke AG 0.80% 2024[5]	1,225	1,221
Bayerische Motoren Werke AG 1.25% 2026[5]	1,000	990
General Motors Company 4.20% 2027	1,020	1,116
Home Depot, Inc. 3.25% 2022	350	353
Home Depot, Inc. 1.50% 2028	1,840	1,808
Hyundai Capital America 0.80% 2023[5]	1,200	1,200
Hyundai Capital America 1.80% 2025[5]	481	482
Hyundai Capital America 2.375% 2027[5]	387	389
Hyundai Capital America 2.10% 2028[5]	350	342
McDonald’s Corp. 3.70% 2026	135	147
McDonald’s Corp. 3.50% 2027	185	202
NIKE, Inc. 2.375% 2026	615	645
Stellantis Finance US, Inc. 1.711% 2027[5]	1,365	1,344
Stellantis Finance US, Inc. 2.691% 2031[5]	900	887
Toyota Motor Credit Corp. 0.625% 2024	2,145	2,128
Toyota Motor Credit Corp. 3.00% 2025	1,240	1,313
Toyota Motor Credit Corp. 0.80% 2026	890	874
Toyota Motor Credit Corp. 1.125% 2026	1,840	1,815
		30,091

Industrials 2.34%
Avolon Holdings Funding, Ltd. 3.625% 2022[5]	587	594
Avolon Holdings Funding, Ltd. 3.95% 2024[5]	743	784
Avolon Holdings Funding, Ltd. 4.375% 2026[5]	925	999
Boeing Company 5.04% 2027	1,021	1,160
Boeing Company 3.25% 2028	1,095	1,147

72	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Emerson Electric Co. 1.80% 2027	$383	$386
General Dynamics Corp. 1.15% 2026	1,000	998
General Electric Co. 3.45% 2027	1,000	1,091
Honeywell International, Inc. 2.15% 2022	1,160	1,175
Honeywell International, Inc. 2.30% 2024	878	912
Masco Corp. 1.50% 2028	782	754
Raytheon Technologies Corp. 3.20% 2024	275	289
Siemens AG 0.40% 2023[5]	1,140	1,140
Siemens AG 0.65% 2024[5]	1,425	1,420
Siemens AG 1.20% 2026[5]	808	800
Union Pacific Corp. 3.75% 2025	230	250
Union Pacific Corp. 2.15% 2027	793	816
United Technologies Corp. 3.65% 2023	27	28
Vinci SA 3.75% 2029[5]	200	222
		14,965

Utilities 2.02%
Ameren Corp. 2.50% 2024	373	388
Connecticut Light and Power Co. 3.20% 2027	1,025	1,107
Duke Energy Progress, LLC 3.375% 2023	786	824
Duke Energy Progress, LLC 3.70% 2028	200	222
Entergy Louisiana, LLC 0.95% 2024	1,860	1,852
Eversource Energy 2.75% 2022	750	755
FirstEnergy Transmission LLC 2.866% 2028[5]	425	438
Florida Power & Light Company 2.85% 2025	225	237
NextEra Energy Capital Holdings, Inc. 2.25% 2030	1,276	1,276
Pacific Gas and Electric Co. 3.45% 2025	150	156
Pacific Gas and Electric Co. 3.75% 2028	150	157
Pacific Gas and Electric Co. 2.50% 2031	175	167
Pacific Gas and Electric Co. 3.30% 2040	50	47
Southern California Edison Co. 0.975% 2024	925	921
Southern California Edison Co. 3.70% 2025	1,000	1,081
Southern California Edison Co. 2.85% 2029	1,000	1,032
Tampa Electric Co. 2.60% 2022	350	355
Virginia Electric and Power Co. 3.10% 2025	1,040	1,099
Xcel Energy, Inc. 3.35% 2026	749	803
		12,917

Information technology 2.00%
Adobe, Inc. 1.90% 2025	647	663
Analog Devices, Inc. 1.70% 2028	418	416
Apple, Inc. 0.70% 2026	1,135	1,113
Apple, Inc. 1.20% 2028	1,418	1,375
Apple, Inc. 1.25% 2030	1,470	1,389
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	185	201
Broadcom, Inc. 1.95% 2028[5]	123	121
Broadcom, Ltd. 3.625% 2024	270	284
Fidelity National Information Services, Inc. 1.15% 2026	1,283	1,258
Fidelity National Information Services, Inc. 1.65% 2028	129	126
Fiserv, Inc. 3.20% 2026	670	713
Fiserv, Inc. 2.25% 2027	777	790
Fortinet, Inc. 1.00% 2026	696	678
Intuit, Inc. 0.95% 2025	255	252
Intuit, Inc. 1.35% 2027	235	230
Microsoft Corp. 2.40% 2026	1,951	2,048
Oracle Corp. 2.30% 2028	668	678
PayPal Holdings, Inc. 1.65% 2025	481	488
		12,823

Private Client Services Funds	73

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services 1.95%
Alphabet, Inc. 0.80% 2027	$490	$470
Alphabet, Inc. 1.10% 2030	1,605	1,507
Alphabet, Inc. 2.05% 2050	440	396
AT&T, Inc. 2.30% 2027	996	1,019
AT&T, Inc. 1.65% 2028	1,065	1,039
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	183
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	502	500
Comcast Corp. 3.95% 2025	539	592
Comcast Corp. 1.95% 2031	704	687
SBA Tower Trust 1.631% 2026[5]	983	971
T-Mobile US, Inc. 3.75% 2027	1,119	1,215
Verizon Communications, Inc. 3.00% 2027	450	477
Verizon Communications, Inc. 2.10% 2028	1,250	1,254
Verizon Communications, Inc. 2.355% 2032[5]	2,210	2,179
		12,489

Consumer staples 1.94%
7-Eleven, Inc. 0.95% 2026[5]	250	243
7-Eleven, Inc. 1.30% 2028[5]	175	167
Altria Group, Inc. 2.35% 2025	156	161
Altria Group, Inc. 4.40% 2026	117	130
Altria Group, Inc. 3.40% 2030	89	93
British American Tobacco PLC 3.462% 2029	1,850	1,938
Coca-Cola Company 1.00% 2028	1,625	1,556
Constellation Brands, Inc. 3.20% 2023	386	398
Constellation Brands, Inc. 2.875% 2030	239	248
Costco Wholesale Corp. 2.30% 2022	285	288
Keurig Dr Pepper, Inc. 4.057% 2023	251	264
Keurig Dr Pepper, Inc. 3.20% 2030	500	531
Kimberly-Clark Corp. 1.05% 2027	185	179
Kimberly-Clark Corp. 3.10% 2030	116	126
Molson Coors Brewing Co. 3.00% 2026	245	260
Nestle Holdings, Inc. 1.50% 2028[5]	1,750	1,714
Nestlé Holdings, Inc. 1.00% 2027[5]	1,640	1,582
PepsiCo, Inc. 1.625% 2030	85	83
Philip Morris International, Inc. 1.50% 2025	274	276
Philip Morris International, Inc. 0.875% 2026	566	550
Procter & Gamble Company 0.55% 2025	796	779
Procter & Gamble Company 1.00% 2026	362	359
Procter & Gamble Company 3.00% 2030	495	538
		12,463

Health care 1.93%
Abbott Laboratories 3.40% 2023	98	103
Abbott Laboratories 3.75% 2026	292	323
Aetna, Inc. 2.80% 2023	55	57
AmerisourceBergen Corp. 0.737% 2023	853	854
Amgen, Inc. 2.20% 2027	740	755
AstraZeneca Finance LLC 0.70% 2024	1,486	1,485
AstraZeneca Finance LLC 1.20% 2026	600	595
AstraZeneca Finance LLC 1.75% 2028	444	443
AstraZeneca PLC 3.375% 2025	445	482
Becton, Dickinson and Company 3.734% 2024	17	18
Boston Scientific Corp. 3.45% 2024	675	712
Cigna Corp. 3.75% 2023	99	104
CVS Health Corp. 1.30% 2027	1,384	1,342
CVS Health Corp. 4.30% 2028	282	319
GlaxoSmithKline PLC 3.375% 2023	750	783
Novartis Capital Corp. 1.75% 2025	1,006	1,027
Novartis Capital Corp. 2.00% 2027	275	282

74	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Pfizer, Inc. 2.95% 2024	$485	$509
Shire PLC 2.875% 2023	120	124
Shire PLC 3.20% 2026	300	319
Thermo Fisher Scientific, Inc. 1.75% 2028	385	380
UnitedHealth Group, Inc. 1.15% 2026	495	490
UnitedHealth Group, Inc. 2.30% 2031	348	352
Zimmer Holdings, Inc. 3.15% 2022	485	488
		12,346

Energy 1.83%
Boardwalk Pipeline Partners LP 4.95% 2024	460	504
BP Capital Markets PLC 4.234% 2028	437	499
Canadian Natural Resources, Ltd. 2.05% 2025	996	1,012
Enbridge Energy Partners LP 5.875% 2025	230	265
Energy Transfer Operating LP 3.75% 2030	1,645	1,754
Energy Transfer Partners LP 4.20% 2023	155	163
Energy Transfer Partners LP 4.50% 2024	90	97
EOG Resources, Inc. 4.375% 2030	501	583
Equinor ASA 3.625% 2028	165	183
Exxon Mobil Corp. 2.019% 2024	127	131
Exxon Mobil Corp. 2.44% 2029	183	189
Kinder Morgan, Inc. 3.15% 2023	495	509
MPLX LP 3.375% 2023	75	78
MPLX LP 4.00% 2028	350	385
ONEOK, Inc. 4.55% 2028	638	719
ONEOK, Inc. 6.35% 2031	469	596
Phillips 66 4.30% 2022	290	295
Phillips 66 3.85% 2025	1,253	1,351
Pioneer Natural Resources Company 1.125% 2026	238	233
SA Global Sukuk, Ltd. 1.602% 2026[5]	1,505	1,488
Saudi Arabian Oil Co. 1.625% 2025[5]	200	199
Schlumberger BV 4.00% 2025[5]	165	180
Williams Companies, Inc. 3.50% 2030	293	315
		11,728

Real estate 1.16%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	67
Alexandria Real Estate Equities, Inc. 1.875% 2033	596	560
American Campus Communities, Inc. 3.75% 2023	300	311
American Campus Communities, Inc. 4.125% 2024	415	447
American Tower Corp. 1.45% 2026	982	968
American Tower Corp. 1.60% 2026	717	713
Corporate Office Properties LP 2.75% 2031	294	295
Equinix, Inc. 2.90% 2026	929	975
Equinix, Inc. 1.80% 2027	326	324
Equinix, Inc. 2.00% 2028	433	429
Essex Portfolio LP 3.50% 2025	490	521
Gaming and Leisure Properties, Inc. 3.35% 2024	242	255
Kimco Realty Corp. 3.40% 2022	35	36
Public Storage 0.875% 2026	134	131
Public Storage 1.85% 2028	553	553
Scentre Group 3.50% 2025[5]	250	265
Sun Communities Operating LP 2.30% 2028	559	555
		7,405

Materials 0.60%
Air Products and Chemicals, Inc. 1.50% 2025	757	765
Air Products and Chemicals, Inc. 1.85% 2027	155	158
Dow Chemical Co. 3.625% 2026	250	271

Private Client Services Funds	75

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Dow Chemical Co. 2.10% 2030	$1,000	$984
DowDuPont, Inc. 4.493% 2025	515	573
LYB International Finance III, LLC 2.25% 2030	496	494
Vale Overseas, Ltd. 3.75% 2030	587	598
		3,843

Total corporate bonds, notes & loans		176,738

Mortgage-backed obligations 12.24%
Federal agency mortgage-backed obligations 8.21%
Fannie Mae Pool #889995 5.50% 2038[6]	160	184
Fannie Mae Pool #MA4387 2.00% 2041[6]	853	870
Fannie Mae Pool #AI5236 5.00% 2041[6]	294	333
Fannie Mae Pool #AI8806 5.00% 2041[6]	52	59
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[6]	3	4
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[6]	126	127
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[6,7]	172	173
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[6]	23	23
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[6]	303	307
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[6]	40	40
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.405% 2023[6,7]	300	305
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.526% 2024[6,7]	253	259
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.554% 2024[6,7]	403	417
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.621% 2024[6,7]	365	379
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[6]	29	30
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[6]	43	43
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[6]	333	341
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[6]	500	512
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[6]	210	215
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[6]	164	167
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[6]	227	233
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[6]	62	62
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[6]	19	19
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,7]	461	493
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[5,6]	37	38
Freddie Mac, Series 3272, Class PA, 6.00% 2037[6]	10	12
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	241	243
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	606	608
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,7]	381	394
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	280	290
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,7]	278	288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,7]	158	168
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	345	364
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	173	183
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	1,418	1,478
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[6]	1,398	1,445
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[6]	1,503	1,565
Government National Mortgage Assn. 2.00% 2051[6,8]	2,410	2,441
Government National Mortgage Assn. 2.00% 2051[6,8]	483	488
Government National Mortgage Assn. Pool #694836 5.661% 2059[6]	2	2
Government National Mortgage Assn. Pool #776095 4.907% 2064[6]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[6]	8	8
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.899% 2062[6,7]	265	264
Uniform Mortgage-Backed Security 2.00% 2051[6,8]	7,666	7,651
Uniform Mortgage-Backed Security 2.00% 2052[6,8]	6,981	6,953
Uniform Mortgage-Backed Security 2.50% 2052[6,8]	21,615	22,103
		52,582

76	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 2.44%
Bellemeade Re, Ltd., Series 2019-3A, Class M1A, 1.189% 2029[5,6,7]	$30	$30
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,6,7]	217	217
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[5,6,7]	1,231	1,232
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[5,6,7]	345	349
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,6]	704	774
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[5,6,9]	565	565
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,6,7]	544	547
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,6,7]	839	844
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,6,7]	527	528
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.889% 2053[5,6,7]	777	776
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.989% 2053[5,6,7]	719	722
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.934% 2055[5,6,7]	808	814
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.782% 2022[5,6,7]	1,305	1,307
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.839% 2055[5,6,7]	5,557	5,557
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,6,7]	332	328
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.789% 2054[5,6,7]	1,000	1,001
		15,591

Commercial mortgage-backed securities 1.59%
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.679% 2034[5,6,7]	1,240	1,223
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.79% 2036[5,6,7]	693	694
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 0.979% 2036[5,6,7]	664	664
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.04% 2036[5,6,7]	509	510
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.76% 2038[5,6,7]	870	869
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.96% 2038[5,6,7]	327	327
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.19% 2038[5,6,7]	221	221
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.171% 2038[5,6,7]	261	262
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.471% 2038[5,6,7]	191	191
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.24% 2038[5,6,7]	1,500	1,504
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,6]	461	470
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.15% 2038[5,6,7]	1,343	1,346
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,6]	1,262	1,279
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.891% 2026[5,6,7]	460	461
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 0.99% 2038[5,6,7]	164	164
		10,185

Total mortgage-backed obligations		78,358

Asset-backed obligations 10.46%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,6]	750	793
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,6]	539	549
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,6]	138	144
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[5,6]	462	463
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[5,6]	473	475
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[5,6]	1,136	1,132
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[5,6,7]	750	750
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.072% 2030[5,6,7]	492	492
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[5,6,7]	1,053	1,053
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[5,6,7]	1,095	1,095

Private Client Services Funds	77

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,6]	$111	$111
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[5,6]	228	228
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[6]	21	21
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[6]	408	413
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[6]	805	828
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[6]	775	800
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	1,150	1,186
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.852% 2037[5,6]	593	593
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[5,6]	203	203
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[5,6,7]	1,557	1,557
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,6]	1,016	1,017
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,6]	166	165
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,6]	266	267
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,6]	93	94
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,6]	458	454
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[5,6]	428	427
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[5,6]	554	544
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[5,6]	150	150
Drive Auto Receivables Trust, Series 2020-1, Class B, 2.08% 2024[6]	1,233	1,236
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[6]	2,166	2,193
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[5,6]	2	2
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[5,6]	1,000	1,005
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.104% 2028[5,6,7]	1,643	1,643
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,6]	88	87
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,6]	517	521
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[5,6]	283	283
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,6]	237	234
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 2024[6]	433	435
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,6]	582	597
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[5,6]	439	438
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,6]	167	169
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[5,6]	443	445
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,6]	1,336	1,343
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,6]	893	900
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[5,6]	1,074	1,064
GM Financial Automobile Leasing Trust, Series 2020-2, Class A2A, 0.71% 2022[6]	51	51
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[6]	208	209
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[5,6]	1,138	1,133
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[5,6]	122	122
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[5,6]	1,234	1,229
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[5,6]	132	132
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[6]	704	710
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[5,6,7]	909	909
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[5,6,7]	1,665	1,667
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[5,6,7]	794	794
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[5,6]	1,100	1,103
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[5,6]	380	379
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[5,6]	175	174
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,6]	789	787
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[5,6]	1,821	1,808
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,6]	922	914
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[5,6]	1,730	1,722
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[5,6]	2,723	2,717
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[5,6,7]	529	529
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A-3, 2.90% 2023[6]	186	188
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[5,6]	288	288
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[5,6,7]	2,996	3,007
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[5,6,7]	1,500	1,500
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[5,6,7]	856	856
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.129% 2028[5,6,7]	443	443
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[5,6,7]	198	198
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[5,6,7]	1,390	1,390
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[6]	693	697

78	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.59% 2053[5,6,7]	$86	$86
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[5,6]	257	252
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[5,6,7]	1,660	1,661
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[5,6,7]	970	970
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[5,6,7]	895	895
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2028[5,6,9]	898	898
Stonepeak, Series 2021-1A, Class AA, 2.301% 2033[5,6]	377	379
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[5,6]	538	534
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[5,6]	196	192
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,6]	1,152	1,156
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[5,6]	658	641
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,6]	1,250	1,301
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,6]	445	447
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[6]	603	608
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[5,6]	1,163	1,165
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[5,6]	782	771
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[6]	750	754
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,6]	18	18
		66,983

Federal agency bonds & notes 2.74%
Fannie Mae 2.375% 2023	2,442	2,505
Fannie Mae 0.875% 2030	2,563	2,411
Freddie Mac 0.25% 2023	3,439	3,430
Freddie Mac 0.375% 2025	9,449	9,223
		17,569

Bonds & notes of governments & government agencies outside the U.S. 2.51%
Asian Development Bank 0.625% 2024	1,526	1,516
Canada 0.75% 2026	2,350	2,297
Denmark (Kingdom of) 0.125% 2022[5]	660	658
Denmark (Kingdom of) 0.125% 2022	655	653
European Investment Bank 2.25% 2022	751	757
European Investment Bank 0.75% 2026	758	741
Inter-American Development Bank 0.50% 2024	500	495
KfW 0.375% 2025	1,010	987
Kommunalbanken 0.50% 2024[5]	442	437
Kommunalbanken 0.375% 2025[5]	2,000	1,949
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]	905	902
Manitoba (Province of) 3.05% 2024	200	211
Ontario (Province of) 3.20% 2024	500	531
Ontario Teachers’ Finance Trust 0.875% 2026[5]	902	882
Quebec (Province of) 0.60% 2025	1,600	1,573
Saudi Arabia (Kingdom of) 4.00% 2025[5]	430	468
Saudi Arabia (Kingdom of) 4.50% 2030[5]	445	518
United Mexican States 4.15% 2027	460	514
		16,089

Municipals 0.62%
California 0.04%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	250	252

Florida 0.43%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	1,140	1,141
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	805	803
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	810	809
		2,753

Private Client Services Funds	79

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
New York 0.15%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	$965	$963

Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	20	21

Total municipals		3,989

Total bonds, notes & other debt instruments (cost: $604,809,000)		612,766

Short-term securities 9.99%	Shares
Money market investments 9.99%
Capital Group Central Cash Fund 0.06%[10,11]	639,514	63,951

Total short-term securities (cost: $63,954,000)		63,951
Total investment securities 105.67% (cost: $668,763,000)		676,717
Other assets less liabilities (5.67%)		(36,322)

Net assets 100.00%		$640,395

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [12]	Value at 10/31/2021 (000) [13]	Unrealized (depreciation) appreciation at 10/31/2021 (000)
90 Day Euro Dollar Futures	Long	1,255	December 2022	$313,750	$311,020	$(768)
2 Year U.S. Treasury Note Futures	Long	189	December 2021	37,800	41,438	(175)
5 Year U.S. Treasury Note Futures	Short	406	December 2021	(40,600)	(49,430)	462
10 Year U.S. Treasury Note Futures	Long	168	December 2021	16,800	21,958	(196)
10 Year Ultra U.S. Treasury Note Futures	Short	69	December 2021	(6,900)	(10,007)	172
20 Year U.S. Treasury Bond Futures	Short	13	December 2021	(1,300)	(2,091)	(17)
30 Year Ultra U.S. Treasury Bond Futures	Short	20	December 2021	(2,000)	(3,928)	15
						$(507)

Investments in affiliates[11]
	Value of affiliate at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 10/31/2021 (000)	Dividend income (000)
Short-term securities 9.99%
Money market investments 9.99%
Capital Group Central Cash Fund 0.06%[10]	$79,218	$179,027	$194,288	$(2)	$(4)	$63,951	$60

80	Private Client Services Funds

Capital Group Core Bond Fund

[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $721,000, which represented .11% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $120,128,000, which represented 18.76% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,463,000, which represented .23% of the net assets of the fund.
[10]	Rate represents the seven-day yield at 10/31/2021.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

CLO = Collateralized Loan Obligations

DAC = Designated Activity Company

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

Private Client Services Funds	81

Financial statements

Statements of assets and liabilities at October 31, 2021	(dollars and shares in thousands, except per-share amounts)

	Capital Group Core Municipal Fund		Capital Group Short-Term Municipal Fund		Capital Group California Core Municipal Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$792,736		$204,039		$654,377
Affiliated issuers	—		—		—
Cash	6,190		350		6,318
Cash collateral pledged for futures contracts	99		39		133
Receivables for:
Sales of investments	—	*	—		3,627
Sales of fund’s shares	764		756		5,427
Dividends and interest	6,583		1,804		5,782
Variation margin on futures contracts	4		1		3
Total assets	806,376		206,989		675,667

Liabilities:
Payables for:
Purchases of investments	20,733		4,198		11,225
Repurchases of fund’s shares	424		26		172
Investment advisory services	166		43		140
Services provided by related parties	—		(1)		—
Variation margin on futures contracts	—		—		—
Other	—	*	—	*	—	*
Total liabilities	21,323		4,266		11,537
Net assets at October 31, 2021	$785,053		$202,723		$664,130

Net assets consist of:
Capital paid in on shares of beneficial interest	$769,940		$200,638		$648,872
Total distributable earnings	15,113		2,085		15,258
Net assets at October 31, 2021	$785,053		$202,723		$664,130

Investment securities, at cost:
Unaffiliated issuers	$783,028		$202,530		$643,716
Affiliated issuers	—		—		—
Shares outstanding	73,891		19,767		61,752
Net asset value per share	$10.62		$10.26		$10.75

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

82	Private Client Services Funds

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

	Capital Group California Short-Term Municipal Fund		Capital Group Core Bond Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$183,840		$612,766
Affiliated issuers	—		63,951
Cash	2,424		3
Cash collateral pledged for futures contracts	25		—
Receivables for:
Sales of investments	—		53,694
Sales of fund’s shares	—	*	4,350
Dividends and interest	1,778		1,814
Variation margin on futures contracts	—		2
Total assets	188,067		736,580

Liabilities:
Payables for:
Purchases of investments	6,283		95,897
Repurchases of fund’s shares	26		43
Investment advisory services	39		135
Services provided by related parties	—		—
Variation margin on futures contracts	—		110
Other	—	*	—	*
Total liabilities	6,348		96,185
Net assets at October 31, 2021	$181,719		$640,395

Net assets consist of:
Capital paid in on shares of beneficial interest	$179,935		$638,411
Total distributable earnings	1,784		1,984
Net assets at October 31, 2021	$181,719		$640,395

Investment securities, at cost:
Unaffiliated issuers	$182,583		$604,809
Affiliated issuers	—		63,954
Shares outstanding	17,655		62,511
Net asset value per share	$10.29		$10.24

*	Amount less than one thousand.

See notes to financial statements.

Private Client Services Funds	83

Financial statements (continued)

Statements of operations for the year ended October 31, 2021	(dollars in thousands)

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends from affiliated issuers	$—	$—	$—
Interest from unaffiliated issuers	10,717	2,352	9,237
	10,717	2,352	9,237
Fees and expenses*:
Investment advisory services	1,808	501	1,597
Transfer agent services	8	2	8
Reports to shareholders	18	7	16
Registration statement and prospectus	66	38	13
Trustees’ compensation	59	17	53
Auditing and legal	48	41	47
Custodian	10	7	10
Other	5	1	4
Total fees and expenses before reimbursements	2,022	614	1,748
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	11	—
Total reimbursements of fees and expenses	—	11	—
Total fees and expenses after reimbursements	2,022	603	1,748
Net investment income	8,695	1,749	7,489

Net realized gain (loss) and unrealized (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	6,067	1,008	4,100
Affiliated issuers	—	—	—
Futures contracts	(531)	(141)	(327)
	5,536	867	3,773
Net unrealized (depreciation) appreciation on:
Investments in:
Unaffiliated issuers	(7,884)	(1,874)	(7,709)
Affiliated issuers	—	—	—
Futures contracts	(8)	(20)	115
	(7,892)	(1,894)	(7,594)
Net realized gain (loss) and unrealized (depreciation)	(2,356)	(1,027)	(3,821)

Net increase (decrease) in net assets resulting from operations	$6,339	$722	$3,668

See end of statements of operations for footnote.

See notes to financial statements.

84	Private Client Services Funds

Financial statements (continued)

Statements of operations for the year ended October 31, 2021 (continued)	(dollars in thousands)

	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends from affiliated issuers	$—	$60
Interest from unaffiliated issuers	1,998	9,798
	1,998	9,858
Fees and expenses*:
Investment advisory services	475	1,502
Transfer agent services	2	7
Reports to shareholders	7	16
Registration statement and prospectus	9	49
Trustees’ compensation	16	49
Auditing and legal	40	48
Custodian	7	18
Other	1	4
Total fees and expenses before reimbursements	557	1,693
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	—
Total fees and expenses after reimbursements	557	1,693
Net investment income	1,441	8,165

Net realized gain (loss) and unrealized (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	774	(751)
Affiliated issuers	—	(2)
Futures contracts	(185)	(54)
Swap contracts	—	193
	589	(614)
Net unrealized (depreciation) appreciation on:
Investments in:
Unaffiliated issuers	(1,796)	(9,946)
Affiliated issuers	—	(4)
Futures contracts	11	(784)
Swap contracts	—	(285)
	(1,785)	(11,019)
Net realized gain (loss) and unrealized (depreciation)	(1,196)	(11,633)

Net increase (decrease) in net assets resulting from operations	$245	$(3,468)

*	Additional information related to non-U.S. taxes and fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Private Client Services Funds	85

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Capital Group Core Municipal Fund		Capital Group Short-Term Municipal Fund		Capital Group California Core Municipal Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$8,695	$10,450	$1,749	$2,314	$7,489	$9,164
Net realized gain (loss)	5,536	7,512	867	1,171	3,773	5,569
Net unrealized (depreciation) appreciation	(7,892)	5,054	(1,894)	2,079	(7,594)	3,519
Net increase (decrease) in net assets resulting from operations	6,339	23,016	722	5,564	3,668	18,252

Distributions paid to shareholders	(15,834)	(11,198)	(2,260)	(2,262)	(12,004)	(9,836)

Net capital share transactions	142,622	56,358	(3,942)	78,354	45,429	62,052

Total increase (decrease) in net assets	133,127	68,176	(5,480)	81,656	37,093	70,468

Net assets:
Beginning of year	651,926	583,750	208,203	126,547	627,037	556,569
End of year	$785,053	$651,926	$202,723	$208,203	$664,130	$627,037

	Capital Group California Short-Term Municipal Fund		Capital Group Core Bond Fund
	Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020
Operations:
Net investment income	$1,441	$1,969	$8,165	$8,989
Net realized gain (loss)	589	898	(614)	10,758
Net unrealized (depreciation) appreciation	(1,785)	1,043	(11,019)	11,281
Net increase (decrease) in net assets resulting from operations	245	3,910	(3,468)	31,028

Distributions paid to shareholders	(2,083)	(1,955)	(22,116)	(12,105)

Net capital share transactions	(15,782)	33,553	102,154	68,147

Total increase (decrease) in net assets	(17,620)	35,508	76,570	87,070

Net assets:
Beginning of year	199,339	163,831	563,825	476,755
End of year	$181,719	$199,339	$640,395	$563,825

See notes to financial statements.

86	Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of five funds: Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund (each a “fund,” collectively the “funds”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund’s investment objectives are as follows:

Capital Group Core Municipal Fund — Seeks to provide current income exempt from federal income tax and to preserve capital.

Capital Group Short-Term Municipal Fund — Seeks to preserve capital and secondarily to provide current income exempt from federal income tax.

Capital Group California Core Municipal Fund — Seeks to provide current income exempt from federal and California income taxes and to preserve capital.

Capital Group California Short-Term Municipal Fund — Seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.

Capital Group Core Bond Fund — Seeks to provide current income and to preserve capital.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Private Client Services Funds	87

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

88	Private Client Services Funds

Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of October 31, 2021 are as follows (dollars in thousands):

Capital Group Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$644,756	$—	$644,756
Short-term securities	—	147,980	—	147,980
Total	$—	$792,736	$—	$792,736

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$51	$—	$—	$51
Liabilities:
Unrealized depreciation on futures contracts	(58)	—	—	(58)
Total	$(7)	$—	$—	$(7)

*	Futures contracts are not included in the fund’s investment portfolio.

Capital Group Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$165,941	$—	$165,941
Short-term securities	—	38,098	—	38,098
Total	$—	$204,039	$—	$204,039

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(23)	$—	$—	$(23)

*	Futures contracts are not included in the fund’s investment portfolio.

Private Client Services Funds	89

Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$563,774	$—	$563,774
Short-term securities	—	90,603	—	90,603
Total	$—	$654,377	$—	$654,377

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$94	$—	$—	$94

*	Futures contracts are not included in the fund’s investment portfolio.

Capital Group California Short-Term Municipal Fund

At October 31, 2021, all of the fund’s investment securities were classified as Level 2.

Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$253,040	$—	$253,040
Corporate bonds, notes & loans	—	176,738	—	176,738
Mortgage-backed obligations	—	78,358	—	78,358
Asset-backed obligations	—	66,983	—	66,983
Federal agency bonds & notes	—	17,569	—	17,569
Bonds & notes of governments & government agencies outside the U.S.	—	16,089	—	16,089
Municipals	—	3,989	—	3,989
Short-term securities	63,951	—	—	63,951
Total	$63,951	$612,766	$—	$676,717

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$649	$—	$—	$649
Liabilities:
Unrealized depreciation on futures contracts	(1,156)	—	—	(1,156)
Total	$(507)	$—	$—	$(507)

*	Futures contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

90	Private Client Services Funds

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in municipal bonds of issuers within the state of California — Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Private Client Services Funds	91

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — Capital Group Core Bond Fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

92	Private Client Services Funds

Interest rate swaps — Capital Group Core Bond Fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the fund’s statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — Capital Group Core Bond Fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the fund’s statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

Private Client Services Funds	93

The following table presents the average month-end notional amounts of futures contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Futures contracts		Interest rate swaps		Credit default swaps
Capital Group Core Municipal Fund	$23,692		Not applicable		Not applicable
Capital Group Short-Term Municipal Fund	5,167		Not applicable		Not applicable
Capital Group California Core Municipal Fund	22,667		Not applicable		Not applicable
Capital Group California Short-Term Municipal	5,420	*	Not applicable		Not applicable
Capital Group Core Bond Fund	231,375		$53,620	*	$25,000	*

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, October 31, 2021 (dollars in thousands):

Capital Group Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$51	Unrealized depreciation*	$58

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(531)	Net unrealized depreciation on futures contracts	$(8)

Capital Group Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$23

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(141)	Net unrealized depreciation on futures contracts	$(20)

See end of tables for footnote.

94	Private Client Services Funds

Capital Group California Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$94	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(327)	Net unrealized appreciation on futures contracts	$115

Capital Group California Short-Term Municipal Fund

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(185)	Net unrealized appreciation on futures contracts	$11

Capital Group Core Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$649	Unrealized depreciation*	$1,156

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(54)	Net unrealized depreciation on futures contracts	$(784)
Swap	Interest	Net realized gain on swap contracts	575	Net unrealized depreciation on swap contracts	(285)
Swap	Credit	Net realized loss on swap contracts	(382)	Net unrealized appreciation on swap contracts	—
			$139		$(1,069)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund participates in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of futures contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Private Client Services Funds	95

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; income on certain investments; amortization of premiums and discounts; paydowns on fixed-income securities; net capital losses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2021, were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund
Undistributed ordinary income	$2,465	$535	$1,100	$112	$99
Undistributed tax-exempt income	90	26	889	9	—
Undistributed long-term capital gains	2,811	—	2,586	405	—
Capital loss carryforward*	—	—	—	—	(3,316)
Gross unrealized appreciation on investments	12,158	1,795	12,294	1,546	11,906
Gross unrealized depreciation on investments	(2,410)	(272)	(1,612)	(287)	(4,024)
Net unrealized appreciation on investments	9,748	1,523	10,682	1,259	7,882
Cost of investments	782,981	202,493	643,789	182,581	668,328
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	254	337	177	126	(1)

*	Each fund’s capital loss carryforwards will be used to offset any capital gains realized by each fund in future years. Each fund will not make distributions from capital gains while a capital loss carryforward remains.

96	Private Client Services Funds

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Year ended October 31, 2021
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$8,677	$2,349	$4,808	$15,834
Capital Group Short-Term Municipal Fund	1,747	513	—	2,260
Capital Group California Core Municipal Fund	6,692	841	4,471	12,004
Capital Group California Short-Term Municipal Fund	1,439	117	527	2,083
Capital Group Core Bond Fund	—	15,330	6,786	22,116

	Year ended October 31, 2020
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$10,394	$620	$184	$11,198
Capital Group Short-Term Municipal Fund	2,262	—	—	2,262
Capital Group California Core Municipal Fund	9,118	565	153	9,836
Capital Group California Short-Term Municipal Fund	1,955	—	—	1,955
Capital Group Core Bond Fund	—	10,989	1,116	12,105

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. The fee for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund is 0.25% of the daily net assets of each fund.

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for Capital Group Short-Term Municipal Fund to limit the fund’s total annual operating expenses to 0.30% (as a percentage of daily net assets). Miscellaneous expenses exclude investment advisory services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended October 31, 2021, total fees and expenses reimbursed by CRMC were $11,000 for Capital Group Short-Term Municipal Fund. CRMC will not recoup all or a portion of these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the series.

Investment in CCF — Capital Group Core Bond Fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments and is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or accounts managed by certain affiliates of CRMC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Private Client Services Funds	97

The following table presents purchase and sales transactions, if any, between each fund and related funds and the net realized gains from such sales as of October 31, 2021 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain
Capital Group Core Municipal Fund	$5	$1,320	$25
Capital Group Short-Term Municipal Fund	97	355	14
Capital Group California Core Municipal Fund	2,215	13,115	635
Capital Group California Short-Term Municipal Fund	2,437	4,567	148
Capital Group Core Bond Fund	—	1,194	39

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the year ended ended October 31, 2021.

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Capital Group Core Municipal Fund	$191,931	17,895	$15,789	1,472	$(65,098)	(6,065)	$142,622	13,302
Capital Group Short-Term Municipal Fund	135,966	13,169	2,260	219	(142,168)	(13,767)	(3,942)	(379)
Capital Group California Core Municipal Fund	103,909	9,577	12,004	1,106	(70,484)	(6,480)	45,429	4,203
Capital Group California Short-Term Municipal Fund	68,363	6,590	2,083	201	(86,228)	(8,316)	(15,782)	(1,525)
Capital Group Core Bond Fund	109,167	10,477	21,938	2,097	(28,951)	(2,773)	102,154	9,801

Year ended October 31, 2020

Capital Group Core Municipal Fund	$106,929	10,012	$11,142	1,046	$(61,713)	(5,824)	$56,358	5,234
Capital Group Short-Term Municipal Fund	154,195	15,083	2,262	221	(78,103)	(7,630)	78,354	7,674
Capital Group California Core Municipal Fund	106,925	9,888	9,834	910	(54,707)	(5,130)	62,052	5,668
Capital Group California Short-Term Municipal Fund	111,175	10,735	1,955	189	(79,577)	(7,685)	33,553	3,239
Capital Group Core Bond Fund	97,338	9,219	11,994	1,147	(41,185)	(3,901)	68,147	6,465

98	Private Client Services Funds

10. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2021, as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund
Purchases of investment securities*	$330,447	$91,436	$223,741	$75,899	$1,145,566
Sales of investment securities*	298,418	108,382	232,398	102,309	1,079,222

*	Excludes short-term securities and U.S. government obligations, if any.

Private Client Services Funds	99

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements[3]	Ratio of expenses to average net assets after reimbursements[2,3]	Ratio of net income to average net assets[2]
Capital Group Core Municipal Fund
10/31/2021	$10.76	$.13	$(.02)	$.11	$(.13)	$(.12)	$(.25)	$10.62	.99%	$785	.28%	.28%	1.20%
10/31/2020	10.55	.18	.22	.40	(.18)	(.01)	(.19)	10.76	3.87	652	.28	.28	1.70
10/31/2019	10.15	.22	.40	.62	(.22)	—	(.22)	10.55	6.15	584	.28	.28	2.11
10/31/2018	10.41	.21	(.26)	(.05)	(.19)	(.02)	(.21)	10.15	(.32)	474	.27	.27	2.04
10/31/2017	10.48	.21	(.07)	.14	(.21)	— [4]	(.21)	10.41	1.39	442	.35	.34	2.02
Capital Group Short-Term Municipal Fund
10/31/2021	$10.33	$.09	$(.04)	$.05	$(.09)	$(.03)	$(.12)	$10.26	.43%	$203	.31%	.30%	.87%
10/31/2020	10.15	.14	.18	.32	(.14)	—	(.14)	10.33	3.16	208	.32	.30	1.36
10/31/2019	9.93	.19	.22	.41	(.19)	—	(.19)	10.15	4.19	127	.35	.30	1.92
10/31/2018	10.09	.17	(.18)	(.01)	(.15)	—	(.15)	9.93	.05	138	.32	.30	1.67
10/31/2017	10.11	.14	(.02)	.12	(.14)	— [4]	(.14)	10.09	1.26	150	.41	.35	1.42
Capital Group California Core Municipal Fund
10/31/2021	$10.90	$.13	$(.08)	$.05	$(.11)	$(.09)	$(.20)	$10.75	.53%	$664	.27%	.27%	1.17%
10/31/2020	10.73	.17	.18	.35	(.17)	(.01)	(.18)	10.90	3.29	627	.28	.28	1.55
10/31/2019	10.34	.20	.40	.60	(.20)	(.01)	(.21)	10.73	5.84	557	.28	.28	1.89
10/31/2018	10.57	.19	(.23)	(.04)	(.18)	(.01)	(.19)	10.34	(.27)	452	.27	.27	1.85
10/31/2017	10.69	.20	(.11)	.09	(.20)	(.01)	(.21)	10.57	.84	388	.35	.34	1.88
Capital Group California Short-Term Municipal Fund
10/31/2021	$10.39	$.08	$(.07)	$.01	$(.08)	$(.03)	$(.11)	$10.29	.12%	$182	.29%	.29%	.76%
10/31/2020	10.28	.12	.11	.23	(.12)	—	(.12)	10.39	2.26	199	.30	.30	1.16
10/31/2019	10.06	.15	.22	.37	(.15)	—	(.15)	10.28	3.55	164	.32	.30	1.46
10/31/2018	10.21	.13	(.15)	(.02)	(.12)	(.01)	(.13)	10.06	(.07)	129	.31	.30	1.28
10/31/2017	10.23	.11	(.02)	.09	(.11)	— [4]	(.11)	10.21	.97	120	.42	.35	1.11
Capital Group Core Bond Fund
10/31/2021	$10.70	$.14	$(.20)	$(.06)	$(.15)	$(.25)	$(.40)	$10.24	(.60)%	$640	.28%	.28%	1.36%
10/31/2020	10.31	.18	.46	.64	(.19)	(.06)	(.25)	10.70	6.28	564	.28	.28	1.73
10/31/2019	9.82	.23	.48	.71	(.22)	—	(.22)	10.31	7.33	477	.28	.28	2.24
10/31/2018	10.14	.21	(.34)	(.13)	(.19)	—	(.19)	9.82	(1.14)	446	.28	.28	2.08
10/31/2017	10.31	.16	(.12)	.04	(.16)	(.05)	(.21)	10.14	.41	416	.35	.34	1.58

Portfolio turnover rate for all share classes	Year ended October 31,
excluding mortgage dollar roll transactions[5,6]	2021	2020	2019	2018	2017
Capital Group Core Bond Fund	48%	80%	114%	41%	52%

Portfolio turnover rate for all share classes,	Year ended October 31,
including mortgage dollar roll transactions[6]	2021	2020	2019	2018	2017
Capital Group Core Municipal Fund	48%	62%	38%	55%	47%
Capital Group Short-Term Municipal Fund	51	58	50	70	42
Capital Group California Core Municipal Fund	38	37	22	69	27
Capital Group California Short-Term Municipal Fund	43	42	39	65	36
Capital Group Core Bond Fund	217	158	151	110	95

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of miscellaneous fee reimbursements from CRMC.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Refer to Note 5 for further information on mortgage dollar rolls.
[6]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

See notes to financial statements.

100	Private Client Services Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Private Client Services Funds and Shareholders of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short- Term Municipal Fund, and Capital Group Core Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, and Capital Group Core Bond Fund (constituting Capital Group Private Client Services Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the four years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended October 31, 2017 and the financial highlights for each of the periods ended on or prior to October 31, 2017 (not presented herein, other than the financial highlights for the period ended October 31, 2017) were audited by other auditors whose report dated December 19, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
December 15, 2021

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Private Client Services Funds	101

Capital Group Private Client Services Funds

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-22349 and 1933 Act No. 333-163115)

(a)	Articles of Incorporation – Amended and Restated Agreement and Declaration of Trust dated 11/8/19 – previously filed (see P/E Amendment No. 25 filed 12/31/19)

(b)	By-laws of Registrant – Amended and Restated By-laws effective 8/27/18 – previously filed (see P/E Amendment No. 21 filed 12/31/18)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement effective 11/8/19 – previously filed (see P/E Amendment No. 25 filed 12/31/19)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement effective 8/1/20 – previously filed (see P/E Amendment No. 27 filed 12/31/20)

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Custodian Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); and Amendment to Custodian Agreement effective 11/8/19 – previously filed (see P/E Amendment No. 25 filed 12/31/19)

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(h-2)	Amended and Restated Shareholder Services Agreement dated 1/1/21

(i)	Legal Opinion – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements - None

(l)       Initial capital agreements – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(m)	Rule 12b-1 Plan – None

(n)	Rule 18f-3 Plan – None

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated July 2021; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)        American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Multi-Sector Income Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Income Builder, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Assistant Vice President	None
LAO	C. Thomas Akin II	Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William C. Anderson	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Luis F. Arocha	Regional Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None

LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Jefferson F. Bartley, Jr.	Regional Vice President	None
LAO	Antonio M. Bass	Regional Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Vice President	None
LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Matthew D. Benton	Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Jeffrey E. Blum	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None

LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	William G. Bridge	Senior Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Jeffrey R. Brooks	Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Elizabeth S. Brownlow	Assistant Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Anthony J. Camilleri	Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
LAO	Kevin J. Carevic	Regional Vice President	None
LAO	Jason S. Carlough	Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
IND	Gisele L. Carter	Assistant Vice President	None

LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher M. Cefalo	Vice President	None
LAO	Joseph M. Cella	Regional Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Ibrahim Chaudry	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Daniel A. Chodosch	Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew T. Christos	Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Greggory J. Cowan	Regional Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None

SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Alexander J. Diorio	Regional Vice President	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
SNO	Melissa A. Dreyer	Assistant Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	Sean P. Durkin	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None

LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	John A. Erickson	Regional Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Bryan R. Favilla	Regional Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Vice President	None
LAO	Brandon J. Fetta	Regional Vice President	None
LAO	Naomi A. Fink	Assistant Vice President	None
LAO	John P. Finneran III	Regional Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin H. Folks	Vice President	None
LAO	David R. Ford	Vice President	None
LAO	William E. Ford	Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Daniel Frick	Senior Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Jignesh D. Gandhi	Assistant Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Regional Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None

LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Vice President	None
LAO	William F. Gilmartin	Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
NYO	Joshua H. Gordon	Assistant Vice President, Capital Group Institutional Investment Services Division	None
CHO	Claudette A. Grant	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Assistant Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
SNO	Lori L. Guy	Regional Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Janna C. Hahn	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Vice President	None
LAO	Brandon S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Vice President	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
LAO	Jessica K. Hooyenga	Regional Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	David K. Hummelberg	Director, Executive Vice President, Chief Operating Officer and Chief Financial Officer	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Assistant Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Regional Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Eric J. Kamin	Regional Vice President, Capital Group Institutional Investment Services Division	None
LAO	Wassan M. Kasey	Vice President	None
LAO	John P. Keating	Senior Vice President	None

LAO	David B. Keib	Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Nora A. Kilaghbian	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew P. Laskowski	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Estela R. Levin	Senior Vice President	None
LAO	Emily R. Liao	Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Assistant Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None

CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter K. Maddox	Vice President	None
LAO	James M. Maher	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Vice President	None
LAO	Usma A. Malik	Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brooke M. Marrujo	Senior Vice President	None
LAO	Kristan N. Martin	Regional Vice President	None
CHO	James M. Mathenge	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	Vice President
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Paulino Medina	Regional Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Conrad F. Metzger	Regional Vice President	None
LAO	Benjamin J. Miller	Regional Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Jeremy A. Miller	Regional Vice President	None

LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Regional Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
CRDM	Christopher Moore	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
IND	Susan L. Oman	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Vice President	None

LAO	Kristina E. Page	Vice President	None
LAO	Christine M. Papa	Regional Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Regional Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President	None
LAO	Harry A. Phinney	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael E. Pollgreen	Assistant Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Regional Vice President	None
LAO	Michelle L. Pullen	Regional Vice President	None
LAO	Victoria M. Quach	Assistant Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Ryan E. Radtke	Regional Vice President	None
IRV	KimberLee D. Rahlfs	Assistant Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None

LAO	Rene M. Reincke	Vice President	None
LAO	Lesley P. Reinhart	Regional Vice President	None
LAO	Michael D. Reynaert	Regional Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Senior Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Raj S. Sarai	Vice President	None
LAO	Keith A. Saunders	Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Michael A. Schweitzer	Senior Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None

LAO	Nathan W. Simmons	Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Connor P. Slein	Regional Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
CHO	Jason C. Smith	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
SNO	Stacy D. Smolka	Senior Vice President	None
LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
LAO	Charles V. Sosa	Regional Vice President	None
LAO	Alexander T. Sotiriou	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Vice President	None
LAO	Allison M. Straub	Regional Vice President	None
LAO	Valerie B. Stringer	Regional Vice President	None
LAO	John R. Sulzicki	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None

LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
LAO	Kate M. Turner	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Idoya Urrutia	Vice President	None
LAO	Joe M. Valencia	Regional Vice President	None
LAO	Patrick D. Vance	Vice President	None
LAO	Veronica Vasquez	Assistant Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Regional Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None

IND	Kristen M. Weaver	Assistant Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Regional Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None
LAO	Connie R. Zeender	Regional Vice President	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 6455 Irvine Center Drive, Irvine, CA 92618 and State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine,

California 92618; 12811 North Meridian Street, Carmel Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, in the County of Orange and State of California, on the 29th day of December, 2021.

CAPITAL GROUP PRIVATE CLIENT

SERVICES FUNDS

By: /s/ John S. Armour

(John S. Armour, President and Trustee)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 29, 2021, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ John S. Armour (John S. Armour)	President and Trustee

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Gregory F. Niland (Gregory F. Niland)	Treasurer

(3)	Trustees:

	/s/ John S. Armour (John S. Armour)	President and Trustee
	Vanessa C. L. Chang*	Chair of the Board (Independent and Non-Executive)
	James G. Ellis*	Trustee
	Jennifer C. Feikin*	Trustee
	Pablo R. González Guajardo*	Trustee
	Leslie Stone Heisz*	Trustee
	William D. Jones*	Trustee

*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Charlene H. Kim

(Charlene Kim, Counsel)

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, Texas, on December 10, 2021.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa . L. Chang, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Steven I. Koszalka

Julie E. Lawton

Michael W. Stockton

Courtney R. Taylor

Timothy W. McHale

Zarouhi M. Chavdarian

Jane Y. Chung

Susan K. Countess

Marilyn Paramo

Lovelyn C. Sims

Michael R. Tom

Brian D. Bullard Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland W. Michael Pattie

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, on March 10, 2021.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, Utah, on December 10, 2021.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Pablo R. González Guajardo, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Mexico City, on December 10, 2021.

(City, State)

/s/ Pablo Roberto González Guajardo

Pablo R. González Guajardo, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on December 10, 2021.

(City, State)

/s/ Leslie Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Core Plus Income ETF (File No. 333-259025, File No. 811-23738)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Julie E. Lawton Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Marilyn Paramo Lovelyn C. Sims Michael R. Tom	Sandra Chuon Kyle J. Ilsley Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, on December 10, 2021.

(City, State)

/s/ William D. Jones

William D. Jones, Board member